UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 29, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Semiannual Report February 29, 2012

Alabama • Arkansas • Georgia • Kentucky • Maryland • Missouri
North Carolina • Oregon • South Carolina • Tennessee • Virginia

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2012
Eaton Vance
Municipal Income Funds

Eaton Vance
Alabama Municipal Income Fund
February 29, 2012
Portfolio Manager William H. Ahern, Jr., CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/7/1993	6.45%	11.78%	4.36%	4.68%	—
Class A at 4.75% Maximum Sales Charge	—	1.35	6.50	3.35	4.17	—
Class B at NAV	5/1/1992	6.05	10.87	3.56	3.91	—
Class B at 5% Maximum Sales Charge	—	1.05	5.87	3.21	3.91	—
Class C at NAV	3/21/2006	6.05	10.97	3.58	—	3.86
Class C at 1% Maximum Sales Charge	—	5.05	9.97	3.58	—	3.86
Class I at NAV	3/3/2008	6.45	12.00	—	—	7.14
Barclays Capital Municipal Bond Index	—	5.67%	12.42%	5.50%	5.32%	—
Barclays Capital 20 Year Municipal Bond Index	—	8.13	16.19	5.75	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.76%	1.52%	1.51%	0.56%
Net of Interest Expense			0.73	1.49	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			4.31%	3.59%	3.59%	4.50%
Taxable-Equivalent Distribution Rate			6.98	5.81	5.81	7.29
SEC 30-day Yield			2.35	1.73	1.73	2.67
Taxable-Equivalent SEC 30-day Yield			3.81	2.80	2.80	4.32

% Total Leverage[5]

Residual Interest Bond (RIB)						3.09%
Fund Profile

Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	5.6%
AA	47.7
A	21.6
BBB	14.0
Not Rated	11.1
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Arkansas Municipal Income Fund
February 29, 2012
Portfolio Manager Adam A. Weigold, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	2/9/1994	6.11%	10.74%	2.68%	4.07%	—
Class A at 4.75% Maximum Sales Charge	—	1.03	5.45	1.68	3.57	—
Class B at NAV	10/2/1992	5.75	9.91	1.92	3.30	—
Class B at 5% Maximum Sales Charge	—	0.75	4.91	1.57	3.30	—
Class C at NAV	4/28/2006	5.75	9.91	1.93	—	2.72
Class C at 1% Maximum Sales Charge	—	4.75	8.91	1.93	—	2.72
Class I at NAV	8/3/2010	6.22	10.86	—	—	5.68
Barclays Capital Municipal Bond Index		5.67%	12.42%	5.50%	5.32%
Barclays Capital 20 Year Municipal Bond Index	—	8.13	16.19	5.75	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.74%	1.49%	1.49%	0.54%
Net of Interest Expense			0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			3.73%	3.02%	3.02%	3.92%
Taxable-Equivalent Distribution Rate			6.17	5.00	5.00	6.48
SEC 30-day Yield			2.48	1.86	1.85	2.80
Taxable-Equivalent SEC 30-day Yield			4.10	3.08	3.06	4.63

% Total Leverage[5]

RIB						0.88%
Fund Profile

Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	1.6%	BBB	7.9%
AA	62.5	BB	0.6
A	25.1	Not Rated	2.3
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Georgia Municipal Income Fund
February 29, 2012
Portfolio Manager Adam A. Weigold, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/7/1993	6.76%	11.15%	3.00%	4.22%	—
Class A at 4.75% Maximum Sales Charge	—	1.70	5.91	2.00	3.72	—
Class B at NAV	12/23/1991	6.41	10.36	2.25	3.46	—
Class B at 5% Maximum Sales Charge	—	1.41	5.36	1.91	3.46	—
Class C at NAV	4/25/2006	6.29	10.37	2.23	—	2.84
Class C at 1% Maximum Sales Charge		5.29	9.37	2.23	—	2.84
Class I at NAV	3/3/2008	6.85	11.47	—	—	6.32
Barclays Capital Municipal Bond Index	—	5.67%	12.42%	5.50%	5.32%	—
Barclays Capital 20 Year Municipal Bond Index	—	8.13	16.19	5.75	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.85%	1.60%	1.60%	0.65%
Net of Interest Expense			0.76	1.51	1.51	0.56

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			3.93%	3.21%	3.21%	4.11%
Taxable-Equivalent Distribution Rate			6.43	5.25	5.25	6.73
SEC 30-day Yield			2.92	2.30	2.32	3.26
Taxable-Equivalent SEC 30-day Yield			4.78	3.76	3.80	5.34

% Total Leverage[5]

RIB						5.86%
Fund Profile

Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	9.7%
AA	62.2
A	18.4
BBB	9.7
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Kentucky Municipal Income Fund
February 29, 2012
Portfolio Manager Adam A. Weigold, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/7/1993	6.18%	10.83%	3.74%	4.18%	—
Class A at 4.75% Maximum Sales Charge	—	1.13	5.57	2.74	3.68	—
Class B at NAV	12/23/1991	5.81	10.10	2.99	3.42	—
Class B at 5% Maximum Sales Charge	—	0.81	5.10	2.64	3.42	—
Class C at NAV	3/23/2006	5.81	9.97	2.99	—	3.21
Class C at 1% Maximum Sales Charge	—	4.81	8.97	2.99	—	3.21
Class I at NAV	8/3/2010	6.28	11.05	—	—	5.89
Barclays Capital Municipal Bond Index	—	5.67%	12.42%	5.50%	5.32%	—
Barclays Capital 20 Year Municipal Bond Index	—	8.13	16.19	5.75	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

			0.74%	1.49%	1.49%	0.53%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			3.74%	3.03%	3.03%	3.91%
Taxable-Equivalent Distribution Rate			6.12	4.96	4.96	6.40
SEC 30-day Yield			2.65	2.04	2.04	2.98
Taxable-Equivalent SEC 30-day Yield			4.34	3.34	3.34	4.88
Fund Profile

Credit Quality (% of total investments)6
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Maryland Municipal Income Fund
February 29, 2012
Portfolio Manager Craig R. Brandon, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/10/1993	7.47%	13.24%	3.63%	4.39%	—
Class A at 4.75% Maximum Sales Charge	—	2.37	7.84	2.62	3.88	—
Class B at NAV	2/3/1992	7.15	12.44	2.88	3.63	—
Class B at 5% Maximum Sales Charge	—	2.15	7.44	2.53	3.63	—
Class C at NAV	5/2/2006	7.15	12.44	2.90	—	3.51
Class C at 1% Maximum Sales Charge	—	6.15	11.44	2.90	—	3.51
Class I at NAV	3/3/2008	7.68	13.57	—	—	7.03
Barclays Capital Municipal Bond Index	—	5.67%	12.42%	5.50%	5.32%	—
Barclays Capital 20 Year Municipal Bond Index	—	8.13	16.19	5.75	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.82%	1.57%	1.57%	0.62%
Net of Interest Expense			0.78	1.53	1.53	0.58

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			3.74%	3.03%	3.03%	3.93%
Taxable-Equivalent Distribution Rate			6.09	4.93	4.93	6.40
SEC 30-day Yield			2.55	1.93	1.93	2.87
Taxable-Equivalent SEC 30-day Yield			4.15	3.14	3.14	4.67

% Total Leverage[5]

RIB						4.44%
Fund Profile

Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	16.9%	BBB	9.8%
AA	34.0	BB	0.4
A	24.1	Not Rated	14.8
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Missouri Municipal Income Fund
February 29, 2012
Portfolio Manager Cynthia J. Clemson
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/7/1993	8.10%	13.91%	3.26%	4.42%	—
Class A at 4.75% Maximum Sales Charge	—	2.94	8.54	2.26	3.91	—
Class B at NAV	5/1/1992	7.73	13.10	2.49	3.66	—
Class B at 5% Maximum Sales Charge	—	2.73	8.10	2.14	3.66	—
Class C at NAV	2/16/2006	7.63	13.11	2.49	—	2.89
Class C at 1% Maximum Sales Charge	—	6.63	12.11	2.49	—	2.89
Class I at NAV	8/3/2010	8.20	14.24	—	—	7.03
Barclays Capital Municipal Bond Index	—	5.67%	12.42%	5.50%	5.32%	—
Barclays Capital 20 Year Municipal Bond Index	—	8.13	16.19	5.75	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.77%	1.53%	1.53%	0.57%
Net of Interest Expense			0.74	1.50	1.50	0.54

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			3.68%	2.97%	2.97%	3.84%
Taxable-Equivalent Distribution Rate			6.02	4.86	4.86	6.28
SEC 30-day Yield			2.57	1.96	1.95	2.90
Taxable-Equivalent SEC 30-day Yield			4.21	3.21	3.19	4.75

% Total Leverage[5]

RIB						2.07%
Fund Profile

Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	13.1%	BBB	14.9%
AA	51.7	BB	1.4
A	13.7	Not Rated	5.2
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
North Carolina Municipal Income Fund
February 29, 2012
Portfolio Manager Thomas M. Metzold, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/7/1993	9.02%	15.97%	4.55%	4.58%	—
Class A at 4.75% Maximum Sales Charge	—	3.84	10.51	3.55	4.07	—
Class B at NAV	10/23/1991	8.57	15.13	3.76	3.82	—
Class B at 5% Maximum Sales Charge	—	3.57	10.13	3.42	3.82	—
Class C at NAV	5/2/2006	8.57	15.13	3.78	—	4.26
Class C at 1% Maximum Sales Charge	—	7.57	14.13	3.78	—	4.26
Class I at NAV	3/3/2008	9.10	16.30	—	—	7.63
Barclays Capital Municipal Bond Index	—	5.67%	12.42%	5.50%	5.32%	—
Barclays Capital 20 Year Municipal Bond Index	—	8.13	16.19	5.75	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.87%	1.62%	1.62%	0.67%
Net of Interest Expense			0.78	1.53	1.53	0.58

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			4.24%	3.53%	3.52%	4.42%
Taxable-Equivalent Distribution Rate			7.07	5.89	5.87	7.37
SEC 30-day Yield			3.05	2.46	2.45	3.40
Taxable-Equivalent SEC 30-day Yield			5.09	4.10	4.09	5.67

% Total Leverage[5]

RIB						11.29%
Fund Profile

Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	9.9%
AA	70.2
A	12.9
BBB	4.6
Not Rated	2.4
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Oregon Municipal Income Fund
February 29, 2012
Portfolio Manager Thomas M. Metzold, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/28/1993	12.93%	22.03%	4.47%	4.89%	—
Class A at 4.75% Maximum Sales Charge	—	7.57	16.22	3.47	4.38	—
Class B at NAV	12/24/1991	12.48	21.08	3.67	4.11	—
Class B at 5% Maximum Sales Charge	—	7.48	16.08	3.33	4.11	—
Class C at NAV	3/2/2006	12.47	21.06	3.67	—	4.07
Class C at 1% Maximum Sales Charge	—	11.47	20.06	3.67	—	4.07
Class I at NAV	8/3/2010	13.05	22.29	—	—	10.23
Barclays Capital Municipal Bond Index	—	5.67%	12.42%	5.50%	5.32%	—
Barclays Capital 20 Year Municipal Bond Index	—	8.13	16.19	5.75	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.87%	1.62%	1.62%	0.67%
Net of Interest Expense			0.77	1.52	1.52	0.57

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			4.36%	3.65%	3.65%	4.53%
Taxable-Equivalent Distribution Rate			7.54	6.31	6.31	7.83
SEC 30-day Yield			3.36	2.77	2.77	3.72
Taxable-Equivalent SEC 30-day Yield			5.81	4.79	4.79	6.43

% Total Leverage[5]

RIB						10.65%
Fund Profile

Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	7.7%
AA	57.0
A	17.8
BBB	14.2
Not Rated	3.3
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
South Carolina Municipal Income Fund
February 29, 2012
Portfolio Manager Thomas M. Metzold, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	2/14/1994	10.04%	17.71%	3.30%	4.83%	—
Class A at 4.75% Maximum Sales Charge	—	4.76	12.08	2.31	4.32	—
Class B at NAV	10/2/1992	9.73	16.91	2.56	4.08	—
Class B at 5% Maximum Sales Charge	—	4.73	11.91	2.22	4.08	—
Class C at NAV	1/12/2006	9.73	16.91	2.56	—	3.37
Class C at 1% Maximum Sales Charge	—	8.73	15.91	2.56	—	3.37
Class I at NAV	3/3/2008	10.26	17.93	—	—	7.91
Barclays Capital Municipal Bond Index	—	5.67%	12.42%	5.50%	5.32%	—
Barclays Capital 20 Year Municipal Bond Index	—	8.13	16.19	5.75	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.86%	1.62%	1.61%	0.66%
Net of Interest Expense			0.76	1.52	1.51	0.56

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			4.07%	3.36%	3.35%	4.26%
Taxable-Equivalent Distribution Rate			6.73	5.56	5.54	7.05
SEC 30-day Yield			3.01	2.41	2.41	3.36
Taxable-Equivalent SEC 30-day Yield			4.98	3.99	3.99	5.56

% Total Leverage[5]

RIB						11.38%
Fund Profile

Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	14.7%
AA	41.1
A	27.8
BBB	16.4
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tennessee Municipal Income Fund
February 29, 2012
Portfolio Manager Adam A. Weigold, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/9/1993	7.33%	10.50%	2.38%	3.71%	—
Class A at 4.75% Maximum Sales Charge	—	2.20	5.30	1.38	3.21	—
Class B at NAV	8/25/1992	6.95	9.51	1.61	2.95	—
Class B at 5% Maximum Sales Charge	—	1.95	4.51	1.27	2.95	—
Class C at NAV	5/2/2006	6.95	9.63	1.63	—	2.30
Class C at 1% Maximum Sales Charge	—	5.95	8.63	1.63	—	2.30
Class I at NAV	8/3/2010	7.44	10.57	—	—	5.30
Barclays Capital Municipal Bond Index	—	5.67%	12.42%	5.50%	5.32%	—
Barclays Capital 20 Year Municipal Bond Index	—	8.13	16.19	5.75	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.74%	1.50%	1.49%	0.54%
Net of Interest Expense			0.73	1.49	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			3.78%	3.07%	3.07%	3.93%
Taxable-Equivalent Distribution Rate			6.19	5.02	5.02	6.43
SEC 30-day Yield			2.41	1.79	1.78	2.73
Taxable-Equivalent SEC 30-day Yield			3.94	2.93	2.91	4.47

% Total Leverage[5]

RIB						0.55%
Fund Profile

Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	10.3%
AA	52.0
A	13.6
BBB	16.1
Not Rated	8.0
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Virginia Municipal Income Fund
February 29, 2012
Portfolio Manager Adam A. Weigold, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/17/1993	7.40%	10.40%	1.53%	3.41%	—
Class A at 4.75% Maximum Sales Charge	—	2.32	5.16	0.56	2.91	—
Class B at NAV	7/26/1991	6.96	9.50	0.77	2.64	—
Class B at 5% Maximum Sales Charge	—	1.96	4.50	0.44	2.64	—
Class C at NAV	2/8/2006	6.96	9.49	0.78	—	1.69
Class C at 1% Maximum Sales Charge	—	5.96	8.49	0.78	—	1.69
Class I at NAV	3/3/2008	7.49	10.61	—	—	5.18
Barclays Capital Municipal Bond Index	—	5.67%	12.42%	5.50%	5.32%	—
Barclays Capital 20 Year Municipal Bond Index	—	8.13	16.19	5.75	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.82%	1.57%	1.57%	0.62%
Net of Interest Expense			0.77	1.52	1.52	0.57

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			4.08%	3.37%	3.37%	4.27%
Taxable-Equivalent Distribution Rate			6.66	5.50	5.50	6.97
SEC 30-day Yield			3.02	2.43	2.42	3.37
Taxable-Equivalent SEC 30-day Yield			4.93	3.97	3.95	5.50

% Total Leverage[5]

RIB						7.04%
Fund Profile

Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	15.7%	BB	1.7%
AA	42.2	B	1.2
A	28.8	Not Rated	2.4
BBB	8.0
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Funds
February 29, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest federal and state income tax rates, as applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rate(s) will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC 30-day Yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result.

[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding as of period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

Eaton Vance
Municipal Income Funds

February 29, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 – February 29, 2012).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Alabama Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)	Ratio

Actual
Class A	$1,000.00	$1,064.50	$3.95	0.77%
Class B	$1,000.00	$1,060.50	$7.79	1.52%
Class C	$1,000.00	$1,060.50	$7.79	1.52%
Class I	$1,000.00	$1,064.50	$2.93	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.87	0.77%
Class B	$1,000.00	$1,017.30	$7.62	1.52%
Class C	$1,000.00	$1,017.30	$7.62	1.52%
Class I	$1,000.00	$1,022.00	$2.87	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

Eaton Vance
Municipal Income Funds

February 29, 2012

Fund Expenses — continued

Eaton Vance Arkansas Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)	Ratio

Actual
Class A	$1,000.00	$1,061.10	$3.79	0.74%
Class B	$1,000.00	$1,057.50	$7.62	1.49%
Class C	$1,000.00	$1,057.50	$7.57	1.48%
Class I	$1,000.00	$1,062.20	$2.77	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.72	0.74%
Class B	$1,000.00	$1,017.50	$7.47	1.49%
Class C	$1,000.00	$1,017.50	$7.42	1.48%
Class I	$1,000.00	$1,022.20	$2.72	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

Eaton Vance Georgia Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)	Ratio

Actual
Class A	$1,000.00	$1,067.60	$4.11	0.80%
Class B	$1,000.00	$1,064.10	$8.01	1.56%
Class C	$1,000.00	$1,062.90	$7.95	1.55%
Class I	$1,000.00	$1,068.50	$3.09	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.02	0.80%
Class B	$1,000.00	$1,017.10	$7.82	1.56%
Class C	$1,000.00	$1,017.20	$7.77	1.55%
Class I	$1,000.00	$1,021.90	$3.02	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

Eaton Vance
Municipal Income Funds

February 29, 2012

Fund Expenses — continued

Eaton Vance Kentucky Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)	Ratio

Actual
Class A	$1,000.00	$1,061.80	$3.74	0.73%
Class B	$1,000.00	$1,058.10	$7.57	1.48%
Class C	$1,000.00	$1,058.10	$7.57	1.48%
Class I	$1,000.00	$1,062.80	$2.72	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.67	0.73%
Class B	$1,000.00	$1,017.50	$7.42	1.48%
Class C	$1,000.00	$1,017.50	$7.42	1.48%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

Eaton Vance Maryland Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)	Ratio

Actual
Class A	$1,000.00	$1,074.70	$4.13	0.80%
Class B	$1,000.00	$1,071.50	$7.98	1.55%
Class C	$1,000.00	$1,071.50	$7.93	1.54%
Class I	$1,000.00	$1,076.80	$3.10	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.02	0.80%
Class B	$1,000.00	$1,017.20	$7.77	1.55%
Class C	$1,000.00	$1,017.20	$7.72	1.54%
Class I	$1,000.00	$1,021.90	$3.02	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

Eaton Vance
Municipal Income Funds

February 29, 2012

Fund Expenses — continued

Eaton Vance Missouri Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)	Ratio

Actual
Class A	$1,000.00	$1,081.00	$3.88	0.75%
Class B	$1,000.00	$1,077.30	$7.80	1.51%
Class C	$1,000.00	$1,076.30	$7.74	1.50%
Class I	$1,000.00	$1,082.00	$2.85	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.77	0.75%
Class B	$1,000.00	$1,017.40	$7.57	1.51%
Class C	$1,000.00	$1,017.40	$7.52	1.50%
Class I	$1,000.00	$1,022.10	$2.77	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

Eaton Vance North Carolina Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)	Ratio

Actual
Class A	$1,000.00	$1,090.20	$4.26	0.82%
Class B	$1,000.00	$1,085.70	$8.19	1.58%
Class C	$1,000.00	$1,085.70	$8.14	1.57%
Class I	$1,000.00	$1,091.00	$3.22	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.12	0.82%
Class B	$1,000.00	$1,017.00	$7.92	1.58%
Class C	$1,000.00	$1,017.10	$7.87	1.57%
Class I	$1,000.00	$1,021.80	$3.12	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

Eaton Vance
Municipal Income Funds

February 29, 2012

Fund Expenses — continued

Eaton Vance Oregon Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)	Ratio

Actual
Class A	$1,000.00	$1,129.30	$4.50	0.85%
Class B	$1,000.00	$1,124.80	$8.45	1.60%
Class C	$1,000.00	$1,124.70	$8.45	1.60%
Class I	$1,000.00	$1,130.50	$3.44	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.27	0.85%
Class B	$1,000.00	$1,016.90	$8.02	1.60%
Class C	$1,000.00	$1,016.90	$8.02	1.60%
Class I	$1,000.00	$1,021.60	$3.27	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

Eaton Vance South Carolina Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)	Ratio

Actual
Class A	$1,000.00	$1,100.40	$4.23	0.81%
Class B	$1,000.00	$1,097.30	$8.19	1.57%
Class C	$1,000.00	$1,097.30	$8.13	1.56%
Class I	$1,000.00	$1,102.60	$3.24	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.07	0.81%
Class B	$1,000.00	$1,017.10	$7.87	1.57%
Class C	$1,000.00	$1,017.10	$7.82	1.56%
Class I	$1,000.00	$1,021.80	$3.12	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

Eaton Vance
Municipal Income Funds

February 29, 2012

Fund Expenses — continued

Eaton Vance Tennessee Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)	Ratio

Actual
Class A	$1,000.00	$1,073.30	$3.76	0.73%
Class B	$1,000.00	$1,069.50	$7.67	1.49%
Class C	$1,000.00	$1,069.50	$7.62	1.48%
Class I	$1,000.00	$1,074.40	$2.73	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.67	0.73%
Class B	$1,000.00	$1,017.50	$7.47	1.49%
Class C	$1,000.00	$1,017.50	$7.42	1.48%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

Eaton Vance Virginia Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)	Ratio

Actual
Class A	$1,000.00	$1,074.00	$4.13	0.80%
Class B	$1,000.00	$1,069.60	$7.98	1.55%
Class C	$1,000.00	$1,069.60	$7.98	1.55%
Class I	$1,000.00	$1,074.90	$3.10	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.02	0.80%
Class B	$1,000.00	$1,017.20	$7.77	1.55%
Class C	$1,000.00	$1,017.20	$7.77	1.55%
Class I	$1,000.00	$1,021.90	$3.02	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

Eaton Vance
Alabama Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 101.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 5.2%

Auburn University, 5.00%, 6/1/36	$1,000	$1,123,980
University of Alabama, 5.00%, 7/1/34	1,500	1,653,285

		$2,777,265

Electric Utilities — 0.7%

Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$375	$382,275

		$382,275

Escrowed / Prerefunded — 2.2%

Huntsville, Prerefunded to 5/1/12, 5.25%, 5/1/31	$1,125	$1,157,434

		$1,157,434

General Obligations — 8.9%

Auburn, 5.25%, 12/1/27	$1,000	$1,143,580
Huntsville, 5.00%, 5/1/33	1,000	1,154,520
Madison, 5.15%, 2/1/39	1,250	1,340,037
Mobile, 5.00%, 2/15/27	1,000	1,118,400

		$4,756,537

Hospital — 15.8%

Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,740	$1,819,640
Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,500	1,686,360
Health Care Authority, (Baptist Health), 5.00%, 11/15/16	400	430,548
Health Care Authority, (Baptist Health), 5.00%, 11/15/18	750	797,257
Health Care Authority, (Baptist Health), 5.00%, 11/15/21	400	415,756
Huntsville, Health Care Authority, 5.50%, 6/1/25	1,000	1,142,580
Marshall County, Health Care Authority, 5.75%, 1/1/32	1,000	1,011,300
University of Alabama, Hospital Revenue, 5.75% to 9/1/18 (Put Date), 9/1/22	1,000	1,160,280

		$8,463,721

Industrial Development Revenue — 2.6%

Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$600	$611,460
Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	750	800,670

		$1,412,130

Insured – Education — 8.2%

Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,000	$1,083,660
Alabama State University, (AGC), 4.75%, 5/1/33	475	513,556
Auburn University, (AGM), 5.00%, 6/1/38	250	268,280
Jacksonville State University, (AGC), 5.125%, 12/1/33	1,230	1,332,016
Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,110	1,192,784

		$4,390,296

Insured – Electric Utilities — 2.2%

Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$477,172
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	625	707,406

		$1,184,578

Insured – Escrowed / Prerefunded — 11.1%

Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,500	$2,606,075
Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	550	558,008
Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,065	2,315,670
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	457,324

		$5,937,077

Insured – General Obligations — 4.0%

Gadsden, (AMBAC), 5.125%, 8/1/28	$2,000	$2,158,100

		$2,158,100

Insured – Hospital — 2.4%

East Alabama, Health Care Authority, (NPFG), 5.00%, 9/1/27	$1,265	$1,268,163

		$1,268,163

See Notes to Financial Statements.

Eaton Vance
Alabama Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 4.1%

Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	$500	$529,240
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	770	1,067,089
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(2)	520	628,020

		$2,224,349

Insured – Special Tax Revenue — 6.1%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$1,880	$1,795,983
Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	505	284,997
Wilcox County, Board of Education, (XLCA), 4.60%, 3/1/36	1,275	1,213,404

		$3,294,384

Insured – Transportation — 4.1%

Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,000	$871,690
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,185	1,339,560

		$2,211,250

Insured – Water and Sewer — 11.0%

Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,439,908
Cullman Utilities Board, (AGM), 5.00%, 9/1/30	1,000	1,119,280
Florence Water and Sewer Authority, (AGM), 4.75%, 8/15/36	750	802,200
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 0.00%, 8/15/41	2,600	460,512
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 4.85%, 8/15/35	1,000	1,074,980

		$5,896,880

Other Revenue — 3.1%

Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,500	$1,675,170

		$1,675,170

Special Tax Revenue — 4.4%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$145	$155,128
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	165,100
Homewood Board of Education, 5.00%, 4/1/32	500	562,150
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	500	538,555
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	540	570,677
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	373,877

		$2,365,487

Water and Sewer — 4.9%

Auburn, Waterworks Board, 5.00%, 9/1/29	$1,315	$1,510,514
Opelika Utilities Board, 5.25%, 6/1/36	500	554,110
Opelika Utilities Board, 5.25%, 6/1/41	500	551,865

		$2,616,489

Total Tax-Exempt Investments — 101.0%
(identified cost $49,308,978)		$54,171,585

Other Assets, Less Liabilities — (1.0)%		$(534,677)

Net Assets — 100.0%		$53,636,908

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 13.1% of the Fund’s net assets at February 29, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 52.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 16.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $165,677.

See Notes to Financial Statements.

Eaton Vance
Arkansas Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 0.9%

Arkansas Development Finance Authority, 5.00%, 6/1/24	$500	$613,075

		$613,075

Education — 2.9%

Texas A&M University, 5.00%, 7/1/26(1)	$200	$254,842
University of Arkansas, 5.00%, 12/1/29	250	271,822
University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	500	548,140
University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	750	866,280

		$1,941,084

Escrowed / Prerefunded — 0.5%

Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	$250	$322,400

		$322,400

General Obligations — 25.3%

Arkansas, 4.75%, 6/1/29	$750	$833,572
Arkansas State College Savings, 0.00%, 6/1/14	2,750	2,705,587
Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,000	1,087,260
Benton, School District No. 8, 4.80%, 2/1/38	750	762,923
Benton, School District No. 8, 4.85%, 2/1/40	1,000	1,017,500
Bentonville, School District No. 6, 4.50%, 6/1/40	1,000	1,060,150
Bradford, Special School District, 4.75%, 2/1/39	315	329,632
Bryant, School District No. 25, 4.75%, 2/1/39	1,490	1,559,210
Conroe Independent School District, 5.00%, 2/15/35(1)	150	169,010
Conway, School District No. 1, 4.75%, 2/1/34	750	780,360
Forrest City, School District No. 7, 4.625%, 2/1/35	595	623,739
Greenwood, School District No. 25, 4.20%, 12/1/26	865	918,267
Pottsville, School District No. 61, 4.50%, 2/1/38	1,250	1,309,487
Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	350	354,172
Pulaski County, Special School District, 5.00%, 2/1/35	500	518,380
Siloam Springs, School District No. 21, 4.60%, 6/1/34	1,000	1,019,430
Springdale School District No. 50, 4.625%, 6/1/35	1,000	1,056,730
Springdale School District No. 50, 4.75%, 6/1/39	1,000	1,059,240

		$17,164,649

Hospital — 0.4%

North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	$250	$250,563

		$250,563

Housing — 2.8%

Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$430	$436,532
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	645	653,165
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	570	572,639
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	85	85,393
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	175	178,626

		$1,926,355

Industrial Development Revenue — 3.7%

Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$400	$409,428
Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,000	2,132,700

		$2,542,128

Insured – Education — 11.0%

Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,000	$1,047,900
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,000	1,231,560
Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,250	1,355,200
Pulaski Technical College, (Student Tuition & Fee), (AGM), 5.00%, 4/1/41	1,150	1,229,925
University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000	1,070,540
University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,000	1,050,560
University of Arkansas, Parking Revenue, (NPFG), 5.00%, 7/1/29	500	519,995

		$7,505,680

Insured – Electric Utilities — 6.9%

Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	$1,435	$1,508,486
North Little Rock, Electric System, (NPFG), 6.50%, 7/1/15	825	882,370
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	650	760,416

See Notes to Financial Statements.

Eaton Vance
Arkansas Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	$550	$626,648
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	876,173

		$4,654,093

Insured – General Obligations — 1.5%

Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$500	$464,335
Puerto Rico, (NPFG), 5.50%, 7/1/20	480	546,096

		$1,010,431

Insured – Health – Miscellaneous — 1.0%

Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$130	$130,103
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	500	528,730

		$658,833

Insured – Hospital — 6.5%

Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (AGC), 5.00%, 5/1/26	$1,140	$1,214,408
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,500	1,572,180
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,565	1,624,845

		$4,411,433

Insured – Lease Revenue / Certificates of Participation — 3.6%

Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), 5.00%, 6/1/29	$1,000	$1,049,400
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,385,830

		$2,435,230

Insured – Other Revenue — 6.2%

Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$1,000	$667,330
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	1,320	646,787
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	3,500	1,263,605
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	7,690	1,656,580

		$4,234,302

Insured – Special Tax Revenue — 3.7%

Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$185	$196,119
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,000	1,130,080
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,000	147,070
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,200	182,226
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	5,215	831,688
Springdale Sales and Use Tax Revenue, (AGM), 4.00%, 7/1/27	40	41,615

		$2,528,798

Insured – Transportation — 2.0%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$1,200	$1,346,784

		$1,346,784

Insured – Water and Sewer — 9.1%

Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/33	$515	$518,893
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/23	1,145	1,177,713
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	500	560,480
Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	1,000	1,052,360
Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	450	487,179
Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	750	811,980
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	500	539,140
Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,000	1,064,700

		$6,212,445

Lease Revenue / Certificates of Participation — 2.4%

Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	$1,500	$1,618,845

		$1,618,845

See Notes to Financial Statements.

Eaton Vance
Arkansas Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Other Revenue — 0.7%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,250	$496,770

		$496,770

Special Tax Revenue — 4.3%

Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$1,420	$1,557,470
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	215	227,214
Rogers Sales and Use Tax, 4.125%, 11/1/31	500	531,130
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	127,565
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	500,420

		$2,943,799

Transportation — 0.7%

Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$500	$501,990

		$501,990

Water and Sewer — 1.8%

El Dorado, Water and Sewer System Revenue, 4.375%, 12/1/28	$595	$667,596
El Dorado, Water and Sewer System Revenue, 4.50%, 12/1/30	500	562,065

		$1,229,661

Total Tax-Exempt Investments — 97.9%
(identified cost $62,208,925)		$66,549,348

Other Assets, Less Liabilities — 2.1%		$1,406,520

Net Assets — 100.0%		$67,955,868

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 13.1% of the Fund’s net assets at February 29, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 52.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 28.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 102.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 4.6%

Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$638,466
Fulton County Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/30	750	881,632
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,500	1,641,300

		$3,161,398

Electric Utilities — 1.6%

Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,080,340

		$1,080,340

Escrowed / Prerefunded — 1.5%

Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,053,504

		$1,053,504

General Obligations — 16.2%

Georgia, 1.00%, 3/1/26	$2,000	$1,579,820
Georgia, 2.00%, 8/1/27	500	465,660
Georgia, 5.00%, 7/1/29(1)	600	723,390
Gwinnett County, School District, 5.00%, 2/1/36(2)	4,500	4,917,240
Jefferson City School District, 5.25%, 2/1/33	1,500	1,722,555
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	539,710
Lincoln County, School District, 5.50%, 4/1/37	1,000	1,153,380

		$11,101,755

Hospital — 9.0%

DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,081,120
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	3,000	3,260,010
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	803,700
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,053,460

		$6,198,290

Housing — 3.4%

Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	$1,980	$2,044,469
Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	270	270,623

		$2,315,092

Industrial Development Revenue — 6.7%

Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,441,500
Cartersville Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	700	701,295
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	933,168
Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	485	486,702

		$4,562,665

Insured – Education — 1.8%

Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	$1,125	$1,252,418

		$1,252,418

Insured – Electric Utilities — 10.1%

Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20(3)	$3,005	$3,370,648
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	456,249
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	895	1,019,727
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	310	350,874
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,450	1,693,934

		$6,891,432

Insured – General Obligations — 5.9%

Coweta County, Water and Sewer Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,462,890
Fayette County, School District, (AGM), 4.95%, 3/1/25	660	716,206
Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,329,640
Puerto Rico, (NPFG), 5.50%, 7/1/20	480	546,096

		$4,054,832

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Hospital — 2.8%

Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,927,905

		$1,927,905

Insured – Lease Revenue / Certificates of Participation — 4.6%

Georgia Local Government Certificate of Participation, (NPFG), 4.75%, 6/1/28	$935	$961,143
Georgia Municipal Association, Inc. Certificate of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,101,640
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,000	1,089,860

		$3,152,643

Insured – Special Tax Revenue — 5.7%

Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,257,639
Henry County Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,000	1,010,490
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,000	1,035,720
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	545	615,894

		$3,919,743

Insured – Transportation — 5.9%

Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$785	$824,603
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,000	1,196,060
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,780	1,997,730

		$4,018,393

Insured – Water and Sewer — 9.0%

Brunswick-Glynn County Joint Water & Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$555,430
DeKalb County Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,912,818
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	1,250	1,334,587
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,000	1,280,750
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,085,980

		$6,169,565

Special Tax Revenue — 9.1%

Athens-Clarke County Unified Government Development Authority, (Economic Development Projects), 5.00%, 6/1/32(4)	$1,080	$1,238,080
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	843,300
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,863,977
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	219,319
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	234,335
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	5,980	438,693
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	835	882,436
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	500,420

		$6,220,560

Transportation — 1.2%

Atlanta, Airport Revenue, 5.00%, 1/1/35	$750	$805,485

		$805,485

Water and Sewer — 3.2%

Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,000	$1,125,510
Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	1,000	1,077,450

		$2,202,960

Total Tax-Exempt Investments — 102.3%
(identified cost $64,018,649)		$70,088,980

Other Assets, Less Liabilities — (2.3)%		$(1,593,824)

Net Assets — 100.0%		$68,495,156

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 13.2% of the Fund’s net assets at February 29, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 44.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 17.5% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	When-issued security.

See Notes to Financial Statements.

Eaton Vance
Kentucky Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 2.2%

Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27(1)	$1,000	$1,189,250

		$1,189,250

Education — 2.4%

Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,280	$1,317,107

		$1,317,107

Escrowed / Prerefunded — 3.6%

Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$2,250	$1,942,155

		$1,942,155

General Obligations — 3.6%

Kenton County, 4.625%, 4/1/34	$750	$799,860
Lexington-Fayette Urban County Airport Board, 5.00%, 7/1/27	1,000	1,125,570

		$1,925,430

Hospital — 7.4%

Kentucky Economic Development Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	$1,000	$1,071,850
Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	500	571,045
Kentucky Economic Development Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	500	551,350
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.00%, 8/15/42	250	263,382
Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	1,000	949,590
Pikeville Hospital, (Pikeville Medical Center, Inc.), 6.25%, 3/1/31	500	587,475

		$3,994,692

Housing — 4.1%

Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$300	$305,460
Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	1,850	1,914,546

		$2,220,006

Industrial Development Revenue — 3.5%

Owen County, (American Water Project), 6.25%, 6/1/39	$500	$552,795
Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,320	1,320,251

		$1,873,046

Insured – Electric Utilities — 15.1%

Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,000	$1,082,140
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	2,000	2,108,560
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,000	1,100,190
Owensboro, (AMBAC), 0.00%, 1/1/20	2,000	1,549,180
Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35(2)	1,200	1,309,152
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	477,172
Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	500	531,495

		$8,157,889

Insured – General Obligations — 1.3%

Puerto Rico, (NPFG), 5.50%, 7/1/20	$600	$682,620

		$682,620

Insured – Hospital — 7.3%

Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$850	$851,232
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	6,730	3,085,840

		$3,937,072

Insured – Industrial Development Revenue — 0.5%

Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$250	$257,543

		$257,543

Insured – Lease Revenue / Certificates of Participation — 12.5%

Jefferson County, School District Finance Corp. School Building, (AGM), 4.50%, 7/1/23	$1,000	$1,077,240
Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	1,150	1,168,136
Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	500	565,000
Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	500	562,520

See Notes to Financial Statements.

Eaton Vance
Kentucky Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)

Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	$1,000	$1,009,980
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	865	978,557
Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,000	1,131,280
Wayne County, School District Finance Corp., (NPFG), 4.00%, 7/1/25	255	264,764

		$6,757,477

Insured – Transportation — 5.3%

Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,000	$1,058,230
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,295	1,822,597

		$2,880,827

Insured – Water and Sewer — 8.7%

Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	$500	$516,420
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 5.00%, 8/1/37	1,000	1,099,010
Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	1,060	1,101,573
Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), (NPFG), 5.00%, 5/15/38	750	818,100
Owensboro, (AGC), 5.00%, 9/15/26	500	563,060
Owensboro, (AGC), 5.00%, 9/15/27	290	324,739
Owensboro, (AGC), 5.00%, 9/15/31	225	246,029

		$4,668,931

Lease Revenue / Certificates of Participation — 9.1%

Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	$2,700	$2,574,126
Kentucky Asset/Liability Commission Agency Fund Revenue, 5.00%, 9/1/22	1,000	1,194,030
Kentucky Property and Buildings Commission, 5.00%, 8/1/22	250	300,638
Kentucky Property and Buildings Commission, 5.50%, 11/1/28	750	863,317

		$4,932,111

Other Revenue — 0.9%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$4,200	$287,784
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	7,595	209,850

		$497,634

Special Tax Revenue — 1.2%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70	$74,889
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75	79,887
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	127,565
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	373,877

		$656,218

Transportation — 4.3%

Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/32(3)	$500	$580,825
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	500	564,860
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,000	1,145,350

		$2,291,035

Water and Sewer — 3.2%

Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/34	$1,000	$1,129,130
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/27	500	589,125

		$1,718,255

Total Tax-Exempt Investments — 96.2%
(identified cost $48,012,370)		$51,899,298

Other Assets, Less Liabilities — 3.8%		$2,053,235

Net Assets — 100.0%		$53,952,533

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.

Eaton Vance
Kentucky Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 14.0% of the Fund’s net assets at February 29, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 52.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 25.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Cogeneration — 1.5%

Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,250	$1,257,625

		$1,257,625

Education — 11.9%

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$2,000	$2,024,540
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,160	2,252,102
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,000	1,045,910
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,529,025
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	400	174,960
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000	1,018,650
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,702,134

		$9,747,321

Escrowed / Prerefunded — 2.6%

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	$2,000	$2,161,340

		$2,161,340

General Obligations — 15.4%

Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,260,213
Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,000	2,250,740
Maryland, 5.00%, 11/1/19	2,000	2,539,480
Montgomery County, 5.00%, 5/1/23	1,000	1,185,200
Montgomery County, 5.00%, 5/1/25	1,500	1,755,255
Prince George’s County Housing Authority, 5.00%, 7/15/23	2,235	2,662,131
Puerto Rico, 0.00%, 7/1/16	1,100	958,859

		$12,611,878

Health Care – Miscellaneous — 2.3%

Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	$895	$899,752
Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,000	1,009,260

		$1,909,012

Hospital — 11.4%

Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$780	$803,556
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,069,890
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,158,300
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,475	1,527,436
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,280	1,314,278
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,630	1,667,832
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	784,883

		$9,326,175

Housing — 6.4%

Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,025,950
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(2)	1,170	1,198,373
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,012,180
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	2,000	2,018,840

		$5,255,343

Industrial Development Revenue — 2.4%

Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$900	$798,777
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	185	175,576

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Industrial Development Revenue (continued)

Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	$1,000	$1,013,430

		$1,987,783

Insured – Education — 1.8%

Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,488,300

		$1,488,300

Insured – Escrowed / Prerefunded — 4.7%

Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,878,194

		$3,878,194

Insured – Hospital — 5.1%

Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/42	$740	$755,873
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,035	3,433,344

		$4,189,217

Insured – Special Tax Revenue — 2.5%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$550	$231,754
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,325	515,875
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,000	517,860
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	300	62,046
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	716,200

		$2,043,735

Insured – Transportation — 9.7%

Maryland Transportation Authority, (AGM), 5.00%, 7/1/28	$1,000	$1,073,660
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	1,500	1,649,670
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(2)	2,000	2,186,380
Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,500	1,519,560
Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,500	1,516,935

		$7,946,205

Insured – Water and Sewer — 5.0%

Baltimore, (Wastewater Projects), (FGIC), (NPFG), 5.00%, 7/1/22	$1,000	$1,199,450
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	2,000	2,390,480
Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	500	506,795

		$4,096,725

Other Revenue — 1.7%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$15,520	$1,063,431
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,110	279,339

		$1,342,770

Senior Living / Life Care — 1.9%

Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$537,878
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	375	366,941
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	135	132,100
Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	500	503,605

		$1,540,524

Special Tax Revenue — 6.0%

Baltimore (Clipper Mill), 6.25%, 9/1/33	$743	$758,410
Baltimore (Strathdale Manor), 7.00%, 7/1/33	495	511,216
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,193,700
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	282,305
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	2,040	2,155,892

		$4,901,523

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Transportation — 4.8%

Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,000	$1,166,260
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,779,200

		$3,945,460

Total Tax-Exempt Investments — 97.1%
(identified cost $74,837,746)		$79,629,130

Other Assets, Less Liabilities — 2.9%		$2,416,057

Net Assets — 100.0%		$82,045,187

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 29.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 14.7% of total investments.

(1)	Currently the issuer is in default with respect to interest payments.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $625,892.

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 3.2%

Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/24	$675	$846,457
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/25	575	715,283
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 7.20%, 7/1/16	100	104,857
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	1,000	1,195,810

		$2,862,407

Education — 6.0%

Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,000	$2,204,380
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,435,612
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,500	1,688,955

		$5,328,947

Electric Utilities — 1.5%

Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$1,150	$1,287,782

		$1,287,782

General Obligations — 11.6%

Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,197,810
Columbia School District, 5.00%, 3/1/31	1,000	1,180,590
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,161,860
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,155,640
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,130,570
Kansas City, 4.75%, 2/1/25	1,000	1,130,880
Marion County School District No. 60, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,176,000
University City School District, (Direct Deposit Program), 5.00%, 2/15/26	750	865,132
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,320,090

		$10,318,572

Hospital — 8.6%

Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$1,000	$986,780
Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	1,950	2,065,479
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,079,090
Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	450	450,774
Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	250	257,225
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,057,350
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	523,220
West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,175	1,169,383

		$7,589,301

Housing — 2.6%

Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$820	$819,844
Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	505	510,600
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	200	208,802
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	595	620,990
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	170	173,142

		$2,333,378

Industrial Development Revenue — 3.7%

Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,801,974
Saint Louis Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,500	1,500,930

		$3,302,904

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Education — 1.2%

Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,000	$1,103,650

		$1,103,650

Insured – Electric Utilities — 8.1%

Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	$2,250	$2,251,755
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	456,249
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	455	518,409
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,375	1,606,316
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,275	2,377,375

		$7,210,104

Insured – Escrowed / Prerefunded — 3.3%

Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$2,926,999

		$2,926,999

Insured – General Obligations — 7.8%

Jackson County, Consolidated School District No. 002, (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,200	$1,294,320
Kansas City, (NPFG), 5.00%, 2/1/27	1,000	1,114,800
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	1,000	1,107,850
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,000	950,670
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,000	1,281,800
Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,150,940

		$6,900,380

Insured – Hospital — 5.7%

Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$4,000	$2,959,160
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,071,260

		$5,030,420

Insured – Industrial Development Revenue — 0.8%

Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$717,884

		$717,884

Insured – Lease Revenue / Certificates of Participation — 4.8%

Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	$1,000	$724,620
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,260,940
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	928,747
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,385,830

		$4,300,137

Insured – Special Tax Revenue — 5.7%

Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,903,167
Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,000	1,103,670
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,000	1,035,720

		$5,042,557

Insured – Transportation — 6.2%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,060	$2,311,979
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	900	1,017,387
Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	910	990,344
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,135,360

		$5,455,070

Insured – Water and Sewer — 1.2%

Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,091,860

		$1,091,860

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Other Revenue — 3.0%

Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,649,325

		$2,649,325

Senior Living / Life Care — 3.7%

Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	$925	$895,927
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,323,959
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	1,025,010

		$3,244,896

Special Tax Revenue — 3.5%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$288,859
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	314,222
Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	600	614,256
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	6,185	453,732
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)	1,370	1,447,830

		$3,118,899

Transportation — 2.6%

Missouri Highway and Transportation Commission, 5.00%, 5/1/19	$1,000	$1,169,840
Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,000	1,147,790

		$2,317,630

Water and Sewer — 3.4%

Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,362,192
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,687,870

		$3,050,062

Total Tax-Exempt Investments — 98.2%
(identified cost $79,461,804)		$87,183,164

Other Assets, Less Liabilities — 1.8%		$1,577,623

Net Assets — 100.0%		$88,760,787

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
GNMA	- Government National Mortgage Association
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 13.0% of the Fund’s net assets at February 29, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 45.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 18.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 106.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 8.3%

North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	$5,000	$5,639,300
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,636,304
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,447,925

		$9,723,529

Electric Utilities — 5.3%

North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	$1,500	$1,682,700
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,000	2,501,920
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,355,042
Puerto Rico Electric Power Authority, 5.50%, 7/1/38	625	663,162

		$6,202,824

Escrowed / Prerefunded — 2.9%

Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,660,757
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,726,360

		$3,387,117

General Obligations — 0.9%

Charlotte, 5.00%, 7/1/29	$1,000	$1,047,090

		$1,047,090

Hospital — 18.0%

Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,980	$5,193,293
North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	2,295	2,437,405
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,000	2,233,260
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	825	872,058
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,484,710
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	2,000	2,036,180
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	978,867
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,000	1,011,530
North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,500	2,899,675

		$21,146,978

Housing — 6.4%

Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,458,071
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,245	2,262,421
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,940	1,960,312
North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	895	904,747
North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	950	963,091

		$7,548,642

Industrial Development Revenue — 0.7%

Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$791,243

		$791,243

Insured – Education — 1.7%

North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$865	$871,756
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,050	1,151,314

		$2,023,070

Insured – Electric Utilities — 5.0%

Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,100,072
North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	1,000	1,156,420
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,740	1,982,486
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	600	679,110

		$5,918,088

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – General Obligations — 0.8%

Puerto Rico, (NPFG), 5.50%, 7/1/20	$840	$955,668

		$955,668

Insured – Hospital — 6.8%

Johnston Memorial Hospital, (AGM), 21.816%, 10/1/36(2)(3)(4)	$1,675	$2,242,021
North Carolina Medical Care Commission, (Betsy Johnson), (AGM), 5.375%, 10/1/24	1,025	1,103,207
North Carolina Medical Care Commission, (Wakemed), (AGC), 5.625%, 10/1/38	1,000	1,041,670
North Carolina Medical Care Commission, (Wakemed), (AGC), 5.875%, 10/1/38	2,090	2,192,473
North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,500	1,361,280

		$7,940,651

Insured – Lease Revenue / Certificates of Participation — 3.5%

Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,636,245
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,093,090
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,385,830

		$4,115,165

Insured – Special Tax Revenue — 3.1%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$621,544
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	8,610	713,166
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	12,000	2,158,920
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	625	99,675

		$3,593,305

Insured – Transportation — 6.0%

Charlotte Airport, (NPFG), (AMT), 5.25%, 7/1/21	$500	$527,760
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	10,000	3,396,800
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,138,200
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,800	2,020,176

		$7,082,936

Insured – Water and Sewer — 0.5%

Brunswick County, Enterprise System Water and Sewer Revenue, (AGM), 5.25%, 4/1/26	$500	$551,665

		$551,665

Lease Revenue / Certificates of Participation — 14.5%

Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,550	$1,714,827
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,581,370
Charlotte, (Government Facilities), 5.00%, 6/1/33	1,500	1,533,555
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,101,720
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	750	846,900
North Carolina Turnpike Authority, Monroe Connector System Appropriation Revenue, 5.00%, 7/1/29	1,000	1,179,200
North Carolina Turnpike Authority, Monroe Connector System Appropriation Revenue, 5.00%, 7/1/31	1,000	1,165,790
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/27	1,000	1,187,370
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,170,220
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,170,250
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,191,700
Wake County, 5.00%, 1/1/33	1,000	1,134,630
Wake County, 5.00%, 6/1/36	1,000	1,108,500

		$17,086,032

Other Revenue — 2.9%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$13,560	$929,131
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,243,500
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,295,137

		$3,467,768

Senior Living / Life Care — 1.6%

North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,900	$1,883,717

		$1,883,717

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Solid Waste — 1.0%

Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,182,770

		$1,182,770

Special Tax Revenue — 3.4%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$8,510	$624,294
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(5)	2,620	2,768,842
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	626,962

		$4,020,098

Transportation — 2.8%

Charlotte Airport, 5.50%, 7/1/34	$500	$571,175
Charlotte Airport, (AMT), 5.00%, 7/1/36	500	528,435
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,123,390
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,086,530

		$3,309,530

Water and Sewer — 9.9%

Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,495	$2,810,543
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,202,680
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,135,410
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,036,124
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,146,690
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,266,640

		$11,598,087

Total Tax-Exempt Investments — 106.0%
(identified cost $111,489,307)		$124,575,973

Other Assets, Less Liabilities — (6.0)%		$(7,001,793)

Net Assets — 100.0%		$117,574,180

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 16.2% of the Fund’s net assets at February 29, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 25.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 12.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 29, 2012.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 29, 2012, the aggregate value of these securities is $2,242,021 or 1.9% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $803,842.

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 108.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 8.8%

Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,000	$3,156,540
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,279,740
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,060,370
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/31	500	543,030
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,079,970
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	282,745
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	292,160
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,843,840
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,277,140

		$12,815,535

Electric Utilities — 2.5%

Eugene, Electric Utility System, 5.00%, 8/1/25	$945	$1,146,814
Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	1,000	1,023,360
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,250	1,380,188

		$3,550,362

General Obligations — 34.6%

Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$1,500	$883,500
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/29	2,500	1,406,175
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	373,387
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	215,335
Clackamas County, School District No. 46, 0.00%, 6/15/32	2,230	1,058,626
Clackamas County, School District No. 46, 0.00%, 6/15/33	2,000	905,700
Clackamas County, School District No. 46, 0.00%, 6/15/39	12,870	4,502,698
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	3,175	1,914,461
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	3,970	1,955,106
Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	8,000	8,894,240
Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	1,720	1,875,333
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	550,170
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	634,254
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/33	1,000	441,640
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	1,365	571,321
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	3,555	3,558,804
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	1,575	784,508
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	5,820	2,635,587
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	3,350	1,224,291
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	2,120	760,105
Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,325	1,359,397
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,304,371
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	482,554
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,793,156
Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	12,660	6,777,278
Washington County, School District No 15 Forest Grove, 0.00%, 6/15/26	1,975	1,234,750
Washington County, School District No 15 Forest Grove, 4.00%, 6/15/21	595	693,484
Washington County, School District No 15 Forest Grove, 4.00%, 6/15/22	565	655,394

		$50,445,625

Hospital — 6.4%

Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$3,206,850
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,105	2,113,504
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	4,006,258

		$9,326,612

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Housing — 9.3%

Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$780	$780,234
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,545	2,574,929
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,000	5,145,800
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	2,795	2,927,707
Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	965	969,256
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	1,045	1,076,747

		$13,474,673

Insured – Education — 2.4%

Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$4,800	$3,485,856

		$3,485,856

Insured – Electric Utilities — 3.5%

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,715	$2,006,327
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,760	3,144,634

		$5,150,961

Insured – General Obligations — 5.8%

Beaverton, School District, (AGC), 5.125%, 6/1/36	$715	$799,427
Linn County, Lebanon Community School District No. 9, (FGIC), (NPFG), 5.50%, 6/15/30	4,000	5,410,040
Newport, (AGC), 0.00%, 6/1/28	1,000	577,620
Newport, (AGC), 0.00%, 6/1/29	1,225	674,865
Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	1,740	962,916

		$8,424,868

Insured – Hospital — 3.4%

Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,515,720
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,475,350

		$4,991,070

Insured – Special Tax Revenue — 5.9%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$560	$235,967
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	450	93,069
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	12,100	1,548,800
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,147,031
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	2,941,400
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	29,650	2,455,910
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,255	200,147

		$8,622,324

Insured – Transportation — 4.3%

Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$328,706
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,743,587
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,930	2,129,755
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,800	2,020,176

		$6,222,224

Other Revenue — 7.9%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$20,255	$1,387,872
Oregon State Department of Administrative Services, 5.00%, 4/1/28(1)(2)	8,740	10,160,425

		$11,548,297

Senior Living / Life Care — 1.2%

Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,750	$1,787,222

		$1,787,222

Special Tax Revenue — 5.0%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$12,970	$951,479
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	5,220	5,516,548
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	868,545

		$7,336,572

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Transportation — 4.2%

Port of Portland, Portland International Airport, 5.00%, 7/1/29	$4,000	$4,399,120
Redmond Airport Revenue, 5.50%, 6/1/24	215	234,415
Redmond Airport Revenue, 5.75%, 6/1/27	200	217,636
Redmond Airport Revenue, 6.00%, 6/1/34	550	594,885
Redmond Airport Revenue, 6.25%, 6/1/39	600	655,254

		$6,101,310

Water and Sewer — 3.6%

Portland, Water System, 5.00%, 5/1/35	$1,865	$2,129,140
Washington County, Clean Water Services, 4.75%, 10/1/27	1,710	1,952,581
Washington County, Clean Water Services, 5.701%, 10/1/30	1,000	1,190,870

		$5,272,591

Total Tax-Exempt Investments — 108.8%
(identified cost $141,210,005)		$158,556,102

Other Assets, Less Liabilities — (8.8)%		$(12,801,530)

Net Assets — 100.0%		$145,754,572

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 16.2% of the Fund’s net assets at February 29, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 23.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 9.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,206,973.

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 106.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 3.2%

College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$4,195	$4,604,055

		$4,604,055

Electric Utilities — 6.5%

South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	$4,510	$5,272,416
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	3,560	4,039,318

		$9,311,734

General Obligations — 12.4%

Charleston County, 4.00%, 11/1/29	$3,000	$3,309,780
Charleston County, 5.00%, 11/1/25(1)	2,255	2,806,776
Charleston County School District Development Corp., 4.00%, 2/1/24(2)	2,500	2,941,200
South Carolina, 3.25%, 8/1/30	1,760	1,780,187
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25(3)	4,275	3,427,524
South Carolina, (Coastal Carolina University), 2.50%, 4/1/30	3,850	3,626,585

		$17,892,052

Hospital — 12.2%

Florence County, (McLeod Regional Medical Center Project), 5.00%, 11/1/37	$1,000	$1,065,450
Greenwood County, 5.375%, 10/1/39	3,835	4,075,148
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,615	3,931,349
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,160	1,233,718
South Carolina Jobs Economic Development Authority, (Health Services), 5.75%, 8/1/39	3,420	3,724,209
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,380	3,625,996

		$17,655,870

Industrial Development Revenue — 2.1%

Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	$1,500	$1,530,885
Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,400	1,442,098

		$2,972,983

Insured – Electric Utilities — 10.4%

Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	$9,410	$3,880,684
Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	5,000	2,377,050
Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	2,090	1,380,215
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,420	1,661,215
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	1,350	1,582,240
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,375	2,705,980
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	950	1,075,258
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	330	385,516

		$15,048,158

Insured – General Obligations — 1.9%

Berkeley County, (AGM), 2.00%, 9/1/25	$1,300	$1,231,347
Berkeley County, School District, (AGM), 2.75%, 1/15/22	1,530	1,532,708

		$2,764,055

Insured – Lease Revenue / Certificates of Participation — 3.1%

Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,210	$3,352,941
St. Peters Parish-Jasper County Public Facilities Corp., (County Office Buildings Projects), (AGM), 5.00%, 4/1/31	1,000	1,079,890

		$4,432,831

Insured – Special Tax Revenue — 0.3%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$3,390	$280,794
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,255	200,147

		$480,941

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Transportation — 2.9%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	$2,700	$3,030,264
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,165,825

		$4,196,089

Insured – Utilities — 3.0%

Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,313,720
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,657,200
South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	385	394,336

		$4,365,256

Insured – Water and Sewer — 5.0%

Greenwood, Metropolitan District Sewer System, (AGM), 20.705%, 10/1/30(5)(6)(7)	$1,875	$2,631,300
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,282,236
Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	2,155	2,265,788

		$7,179,324

Lease Revenue / Certificates of Participation — 13.2%

Berkeley County, School District, 5.125%, 12/1/30	$2,350	$2,508,930
Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	320	364,938
Dorchester County, School District No. 2, 5.25%, 12/1/29	2,500	2,608,150
Greenville County, School District, 5.00%, 12/1/24(4)	3,000	3,379,230
Laurens County, School District, 5.25%, 12/1/30	4,645	4,857,695
Lexington One, School Facilities Corp., 5.25%, 12/1/27	1,470	1,563,815
Lexington One, School Facilities Corp., 5.25%, 12/1/29	1,665	1,761,503
Lexington One, School Facilities Corp., 5.25%, 12/1/30	495	522,265
Newberry County, School District, 5.25%, 12/1/25	1,320	1,401,761

		$18,968,287

Other Revenue — 8.7%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$21,465	$1,470,782
Tobacco Settlement Revenue Management Authority, 5.00%, 6/1/18	650	650,851
Tobacco Settlement Revenue Management Authority, Escrowed to Maturity, 6.375%, 5/15/30	7,600	10,401,284

		$12,522,917

Special Tax Revenue — 5.7%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$23,870	$1,751,103
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(4)(8)	5,220	5,516,548
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	931,816

		$8,199,467

Student Loan — 1.9%

South Carolina Education Assistance Authority, 5.10%, 10/1/29	$2,450	$2,704,898

		$2,704,898

Transportation — 2.8%

South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,103,535

		$4,103,535

Water and Sewer — 11.6%

Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/29	$1,000	$1,189,700
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/30	1,000	1,179,320
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,436,380
Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(4)(8)	7,500	8,418,375
North Charleston Sewer District, 2.00%, 1/1/29	1,000	865,520
North Charleston Sewer District, 2.00%, 1/1/30	1,000	850,740
North Charleston Sewer District, 2.00%, 1/1/31	1,000	838,160

		$16,778,195

Total Tax-Exempt Investments — 106.9%
(identified cost $138,170,375)		$154,180,647

Other Assets, Less Liabilities — (6.9)%		$(9,937,809)

Net Assets — 100.0%		$144,242,838

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 13.6% of the Fund’s net assets at February 29, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 24.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 7.1% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 29, 2012, the aggregate value of these securities is $2,631,300 or 1.8% of the Fund’s net assets.

(6)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(7)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 29, 2012.

(8)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,394,923.

See Notes to Financial Statements.

Eaton Vance
Tennessee Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 8.6%

Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,425	$1,585,911
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,000	1,112,920
Tennessee School Bond Authority, 5.00%, 5/1/39	1,500	1,661,100

		$4,359,931

Electric Utilities — 7.0%

Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,500	$1,653,780
Clarksville, Electric Revenue, 5.00%, 9/1/34	500	564,370
Metropolitan Government of Nashville and Davidson County, Series A, 5.00%, 5/15/36	500	565,955
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	680	761,471

		$3,545,576

General Obligations — 7.3%

Johnson City, 5.00%, 6/1/31	$350	$387,265
Tennessee, 4.00%, 8/1/25	1,000	1,153,520
Tennessee, 5.00%, 5/1/29	1,000	1,212,800
Williamson County, 3.25%, 4/1/17	850	956,581

		$3,710,166

Hospital — 13.4%

Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$500	$581,385
Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,000	1,039,150
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,268,300
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	3,200	683,872
Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	500	505,890
Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	1,070	1,156,178
Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	500	532,310
Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	1,000	1,021,890

		$6,788,975

Housing — 4.3%

Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$465	$473,984
Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,215	1,248,789
Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	440	448,558

		$2,171,331

Industrial Development Revenue — 1.5%

Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$300	$299,961
Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26	500	483,290

		$783,251

Insured – Education — 2.8%

Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,423,811

		$1,423,811

Insured – Electric Utilities — 10.1%

Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$1,000	$1,181,700
Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	500	585,945
Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,000	1,077,660
Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	1,000	937,130
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	260	304,166
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	450	512,712
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	170	192,415
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	300	350,469

		$5,142,197

See Notes to Financial Statements.

Eaton Vance
Tennessee Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Escrowed / Prerefunded — 8.3%

Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	$1,155	$1,159,389
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), Prerefunded to 1/1/13, 5.00%, 1/1/26	825	858,280
West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,000	2,211,240

		$4,228,909

Insured – General Obligations — 6.8%

Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$500	$542,220
Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,425	1,230,046
Franklin, Special School District, (AGM), 0.00%, 6/1/20	2,000	1,656,320

		$3,428,586

Insured – Hospital — 1.3%

Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), 5.00%, 1/1/26	$675	$684,133

		$684,133

Insured – Lease Revenue / Certificates of Participation — 1.4%

Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$500	$692,915

		$692,915

Insured – Special Tax Revenue — 3.6%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$3,000	$776,790
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	569,600
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,750	491,453

		$1,837,843

Insured – Transportation — 2.6%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$560	$628,499
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	640	699,437

		$1,327,936

Insured – Water and Sewer — 10.8%

Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,000	$1,223,930
Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,000	1,074,780
Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	875	962,045
Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,000	1,069,290
Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	575	596,580
South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	500	563,000

		$5,489,625

Other Revenue — 0.9%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$6,550	$448,806

		$448,806

Special Tax Revenue — 2.3%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135	$144,430
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145	154,448
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	3,975	291,606
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	175	184,942
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	373,876

		$1,149,302

Transportation — 3.9%

Memphis-Shelby County, Airport Authority, (AMT), 5.00%, 7/1/25	$500	$545,745
Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	1,250	1,445,462

		$1,991,207

Total Tax-Exempt Investments — 96.9%
(identified cost $45,629,178)		$49,204,500

Other Assets, Less Liabilities — 3.1%		$1,578,346

Net Assets — 100.0%		$50,782,846

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.

Eaton Vance
Tennessee Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 13.6% of the Fund’s net assets at February 29, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 49.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 20.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments – 99.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 1.0%

Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	$1,000	$1,178,250

		$1,178,250

Education — 10.0%

Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,890,043
University of Virginia, 5.00%, 6/1/40(1)	3,100	3,425,965
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,455,880
Virginia College Building Authority, 5.00%, 9/1/38	275	300,569
Virginia Public School Authority, 4.00%, 8/1/27	1,500	1,665,855

		$11,738,312

Electric Utilities — 3.3%

Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,500	$1,546,620
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,015	2,256,417

		$3,803,037

Escrowed / Prerefunded — 0.1%

Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$75	$77,893

		$77,893

General Obligations — 7.3%

Loudoun County, 5.00%, 7/1/27	$2,820	$3,384,057
Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,390	1,420,663
Portsmouth, 4.75%, 7/15/25	500	578,415
Portsmouth, 5.25%, 7/15/25	675	813,665
Virginia, 5.00%, 6/1/31	2,000	2,375,320

		$8,572,120

Hospital — 19.2%

Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$1,750	$1,764,735
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,000	6,163,139
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,351,930
Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	700	729,344
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	795	802,942
Prince William County Industrial Development Authority, 5.20%, 10/1/30	465	477,564
Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,000	1,022,680
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,190,409
Virginia Small Business Financing Authority, (Sentara Healthcare), 5.00%, 11/1/40	1,950	2,093,832
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,572,570
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,638,416
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,590,135

		$22,397,696

Housing — 6.8%

Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$3,480	$3,520,194
Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, to 11/1/22 (Put Date), 11/1/33	1,725	1,704,800
Virginia Housing Development Authority, (AMT), 27.67%, 10/1/35(3)(4)(5)	1,000	1,220,950
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,500	1,556,250

		$8,002,194

Industrial Development Revenue — 2.3%

James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,250	$1,251,388
Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	1,615	1,492,486

		$2,743,874

Insured – Education — 4.5%

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,310,547

		$5,310,547

Insured – Electric Utilities — 2.8%

Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,000	$2,062,920
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,159,590

		$3,222,510

Insured – Hospital — 5.5%

Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$325	$327,743

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Hospital (continued)

Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,782,150
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	3,655	4,325,144

		$6,435,037

Insured – Lease Revenue / Certificates of Participation — 0.7%

Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$785	$818,205

		$818,205

Insured – Special Tax Revenue — 0.4%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$429,797

		$429,797

Insured – Transportation — 18.3%

Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,727,300
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	950	962,768
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.25%, 10/1/32	1,000	1,006,850
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,127,490
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	3,040	3,411,853
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,808,688
Richmond Metropolitan Authority, Expressway, (FGIC), (NPFG), 5.25%, 7/15/22	3,800	4,458,958
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,865,934

		$21,369,841

Lease Revenue / Certificates of Participation — 1.5%

Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,707,015

		$1,707,015

Other Revenue — 3.0%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,000	$479,640
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	14,980	413,897
Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,250	1,291,163
Tobacco Settlement Financing Corp., 5.00%, 6/1/47	2,000	1,311,720

		$3,496,420

Senior Living / Life Care — 1.8%

Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	$1,085	$1,099,409
Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	1,000	1,008,030

		$2,107,439

Special Tax Revenue — 1.3%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$861,450
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	665	702,779

		$1,564,229

Transportation — 2.4%

Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,095,580
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,667,520

		$2,763,100

Water and Sewer — 7.3%

Hopewell Sewer System Revenue, 5.00%, 7/15/33	$1,000	$1,127,090
Fairfax County Water Authority, 5.25%, 4/1/27	2,795	3,813,219
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	506,388
Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	2,710	3,087,530

		$8,534,227

Total Tax-Exempt Investments – 99.5%
(identified cost $104,971,908)		$116,271,743

Other Assets, Less Liabilities – 0.5%		$534,123

Net Assets – 100.0%		$116,805,866

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 32.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 17.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 29, 2012.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 29, 2012, the aggregate value of these securities is $1,220,950 or 1.0% of the Fund’s net assets.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Statements of Assets and Liabilities (Unaudited)

	February 29, 2012

Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

Investments —
Identified cost	$49,308,978	$62,208,925	$64,018,649	$48,012,370
Unrealized appreciation	4,862,607	4,340,423	6,070,331	3,886,928

Investments, at value	$54,171,585	$66,549,348	$70,088,980	$51,899,298

Cash	$659,111	$1,381,285	$3,179,888	$2,164,406
Interest receivable	628,371	743,642	709,904	506,884
Receivable for investments sold	25,139	—	15,900	5,042
Receivable for Fund shares sold	14,984	105,503	146,373	33,108
Receivable for variation margin on open financial futures contracts	18,125	53,906	82,656	46,719

Total assets	$55,517,315	$68,833,684	$74,223,701	$54,655,457

Liabilities

Payable for floating rate notes issued	$1,710,000	$600,000	$4,265,000	$—
Payable for when-issued securities	—	—	1,236,341	577,465
Payable for Fund shares redeemed	47,384	148,976	78,089	46,249
Distributions payable	65,618	32,900	79,013	25,570
Payable to affiliates:
Investment adviser fee	12,671	17,276	17,460	12,247
Distribution and service fees	10,055	16,008	15,112	10,652
Interest expense and fees payable	3,217	32,569	3,909	—
Accrued expenses	31,462	30,087	33,621	30,741

Total liabilities	$1,880,407	$877,816	$5,728,545	$702,924

Net Assets	$53,636,908	$67,955,868	$68,495,156	$53,952,533

Sources of Net Assets

Paid-in capital	$51,486,168	$70,763,113	$73,503,315	$55,363,629
Accumulated net realized loss	(2,620,077)	(7,021,044)	(10,885,957)	(5,252,586)
Accumulated undistributed (distributions in excess of) net investment income	(70,463)	(63,796)	(96,197)	9,013
Net unrealized appreciation	4,841,280	4,277,595	5,973,995	3,832,477

Net Assets	$53,636,908	$67,955,868	$68,495,156	$53,952,533

Class A Shares

Net Assets	$43,569,316	$56,218,629	$49,986,479	$49,271,585
Shares Outstanding	4,379,743	6,040,133	5,666,576	5,496,287
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.95	$9.31	$8.82	$8.96
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.45	$9.77	$9.26	$9.41

Class B Shares

Net Assets	$1,403,837	$2,592,825	$2,408,781	$891,365
Shares Outstanding	128,299	259,319	255,544	92,101
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.94	$10.00	$9.43	$9.68

Class C Shares

Net Assets	$2,704,468	$6,895,698	$7,370,243	$2,956,610
Shares Outstanding	246,965	689,764	781,350	305,301
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.95	$10.00	$9.43	$9.68

Class I Shares

Net Assets	$5,959,287	$2,248,716	$8,729,653	$832,973
Shares Outstanding	598,746	241,788	986,709	92,919
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.95	$9.30	$8.85	$8.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Statements of Assets and Liabilities (Unaudited) — continued

	February 29, 2012

Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund

Investments —
Identified cost	$74,837,746	$79,461,804	$111,489,307	$141,210,005
Unrealized appreciation	4,791,384	7,721,360	13,086,666	17,346,097

Investments, at value	$79,629,130	$87,183,164	$124,575,973	$158,556,102

Cash	$5,290,199	$2,417,191	$1,018,584	$2,639,369
Restricted cash*	90,000	—	505,000	660,000
Interest receivable	924,816	1,038,998	1,347,300	1,289,383
Receivable for investments sold	—	116,499	—	—
Receivable for Fund shares sold	121,940	77,772	352,182	453,772
Receivable for variation margin on open financial futures contracts	19,406	23,531	115,000	150,938

Total assets	$86,075,491	$90,857,155	$127,914,039	$163,749,564

Liabilities

Payable for floating rate notes issued	$3,810,000	$1,880,000	$9,935,000	$17,370,000
Payable for Fund shares redeemed	65,625	92,636	167,775	354,432
Distributions payable	69,586	40,061	113,266	107,622
Payable to affiliates:
Investment adviser fee	22,255	24,478	35,966	46,809
Distribution and service fees	22,478	18,298	26,594	37,490
Interest expense and fees payable	5,932	4,661	18,393	33,434
Accrued expenses	34,428	36,234	42,865	45,205

Total liabilities	$4,030,304	$2,096,368	$10,339,859	$17,994,992

Net Assets	$82,045,187	$88,760,787	$117,574,180	$145,754,572

Sources of Net Assets

Paid-in capital	$87,212,431	$90,566,274	$113,710,515	$146,833,913
Accumulated net realized loss	(9,922,636)	(9,597,997)	(9,306,956)	(18,464,634)
Accumulated undistributed (distributions in excess of) net investment income	(13,374)	102,526	217,987	215,114
Net unrealized appreciation	4,768,766	7,689,984	12,952,634	17,170,179

Net Assets	$82,045,187	$88,760,787	$117,574,180	$145,754,572

Class A Shares

Net Assets	$62,440,043	$79,521,879	$82,502,375	$108,614,837
Shares Outstanding	6,703,434	8,176,060	8,774,387	11,413,295
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.31	$9.73	$9.40	$9.52
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.77	$10.22	$9.87	$9.99

Class B Shares

Net Assets	$2,922,584	$2,330,014	$2,388,185	$6,752,433
Shares Outstanding	287,731	216,760	236,174	648,770
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.16	$10.75	$10.11	$10.41

Class C Shares

Net Assets	$13,974,878	$5,434,671	$16,287,757	$20,234,610
Shares Outstanding	1,375,383	506,066	1,610,345	1,941,905
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.16	$10.74	$10.11	$10.42

Class I Shares

Net Assets	$2,707,682	$1,474,223	$16,395,863	$10,152,692
Shares Outstanding	290,032	151,394	1,738,906	1,067,950
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.34	$9.74	$9.43	$9.51

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Statements of Assets and Liabilities (Unaudited) — continued

	February 29, 2012

Assets	South Carolina Fund	Tennessee Fund	Virginia Fund

Investments —
Identified cost	$138,170,375	$45,629,178	$104,971,908
Unrealized appreciation	16,010,272	3,575,322	11,299,835

Investments, at value	$154,180,647	$49,204,500	$116,271,743

Cash	$3,457,895	$2,361,833	$5,588,265
Restricted cash*	—	225,000	—
Interest receivable	1,671,047	482,899	1,435,654
Receivable for investments sold	—	—	15,900
Receivable for Fund shares sold	1,089,179	80,014	252,489
Receivable for variation margin on open financial futures contracts	194,063	50,313	176,094

Total assets	$160,592,831	$52,404,559	$123,740,145

Liabilities

Payable for floating rate notes issued	$12,890,000	$280,000	$4,850,000
Payable for investments purchased	—	1,154,130	1,661,355
Payable for when-issued securities	2,919,225	—	—
Payable for Fund shares redeemed	273,348	103,181	190,063
Distributions payable	130,587	29,243	128,954
Payable to affiliates:
Investment adviser fee	45,349	11,073	35,575
Distribution and service fees	36,687	13,535	23,120
Interest expense and fees payable	13,073	499	4,080
Accrued expenses	41,724	30,052	41,132

Total liabilities	$16,349,993	$1,621,713	$6,934,279

Net Assets	$144,242,838	$50,782,846	$116,805,866

Sources of Net Assets

Paid-in capital	$150,974,465	$54,058,117	$127,362,116
Accumulated net realized loss	(22,646,157)	(6,757,267)	(21,795,431)
Accumulated undistributed (distributions in excess of) net investment income	130,438	(34,687)	144,583
Net unrealized appreciation	15,784,092	3,516,683	11,094,598

Net Assets	$144,242,838	$50,782,846	$116,805,866

Class A Shares

Net Assets	$87,857,737	$40,702,887	$83,078,479
Shares Outstanding	9,137,774	4,523,784	9,809,449
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.61	$9.00	$8.47
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.09	$9.45	$8.89

Class B Shares

Net Assets	$4,345,106	$1,416,737	$3,423,452
Shares Outstanding	426,138	144,539	365,174
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.20	$9.80	$9.37

Class C Shares

Net Assets	$26,743,725	$8,141,397	$9,713,660
Shares Outstanding	2,621,902	831,176	1,035,555
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.20	$9.80	$9.38

Class I Shares

Net Assets	$25,296,270	$521,825	$20,590,275
Shares Outstanding	2,628,526	58,028	2,425,158
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.62	$8.99	$8.49

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Statements of Operations (Unaudited)

	Six Months Ended February 29, 2012

Investment Income	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

Interest	$1,271,549	$1,603,568	$1,695,696	$1,246,607

Total investment income	$1,271,549	$1,603,568	$1,695,696	$1,246,607

Expenses

Investment adviser fee	$72,692	$105,827	$105,121	$71,543
Distribution and service fees
Class A	42,766	56,494	47,565	47,686
Class B	7,471	12,421	12,692	4,550
Class C	11,881	30,915	33,607	12,763
Trustees’ fees and expenses	1,328	1,617	1,568	1,314
Custodian fee	20,626	23,371	23,155	20,363
Transfer and dividend disbursing agent fees	9,486	10,827	11,807	10,212
Legal and accounting services	23,756	18,944	22,781	20,192
Printing and postage	5,224	5,506	5,828	5,474
Registration fees	1,132	1,181	1,762	280
Interest expense and fees	6,610	3,390	19,167	—
Miscellaneous	7,563	10,355	8,531	7,647

Total expenses	$210,535	$280,848	$293,584	$202,024

Deduct —
Reduction of custodian fee	$17	$25	$34	$51

Total expense reductions	$17	$25	$34	$51

Net expenses	$210,518	$280,823	$293,550	$201,973

Net investment income	$1,061,031	$1,322,745	$1,402,146	$1,044,634

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$86,532	$(529,212)	$(199,529)	$239,872
Financial futures contracts	(203,378)	(318,056)	(737,219)	(331,871)
Swap contracts	(27,898)	(85,245)	(123,993)	(92,995)

Net realized loss	$(144,744)	$(932,513)	$(1,060,741)	$(184,994)

Change in unrealized appreciation (depreciation) —
Investments	$2,392,450	$3,830,789	$4,042,340	$2,403,629
Financial futures contracts	(13,052)	(188,186)	(73,975)	(79,405)
Swap contracts	(6,381)	(19,498)	(28,362)	(21,271)

Net change in unrealized appreciation (depreciation)	$2,373,017	$3,623,105	$3,940,003	$2,302,953

Net realized and unrealized gain	$2,228,273	$2,690,592	$2,879,262	$2,117,959

Net increase in net assets from operations	$3,289,304	$4,013,337	$4,281,408	$3,162,593

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Statements of Operations (Unaudited) — continued

	Six Months Ended February 29, 2012

Investment Income	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund

Interest	$1,901,776	$2,031,891	$2,956,914	$3,731,247

Total investment income	$1,901,776	$2,031,891	$2,956,914	$3,731,247

Expenses

Investment adviser fee	$128,336	$144,880	$204,280	$262,897
Distribution and service fees
Class A	58,993	76,648	76,356	101,963
Class B	15,407	11,931	11,528	32,544
Class C	59,385	23,525	67,638	87,252
Trustees’ fees and expenses	1,824	1,965	2,476	2,950
Custodian fee	24,555	26,978	31,115	35,473
Transfer and dividend disbursing agent fees	14,782	14,875	20,072	20,292
Legal and accounting services	28,391	20,150	22,927	22,504
Printing and postage	6,345	6,406	8,023	8,004
Registration fees	3,353	170	794	39
Interest expense and fees	15,177	10,581	39,536	68,016
Miscellaneous	8,092	10,210	9,406	10,421

Total expenses	$364,640	$348,319	$494,151	$652,355

Deduct —
Reduction of custodian fee	$38	$30	$14	$26

Total expense reductions	$38	$30	$14	$26

Net expenses	$364,602	$348,289	$494,137	$652,329

Net investment income	$1,537,174	$1,683,602	$2,462,777	$3,078,918

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$93,823	$299,372	$(217,937)	$(681,192)
Financial futures contracts	(87,279)	(266,566)	(879,308)	(1,113,201)
Swap contracts	—	(56,572)	—	—

Net realized gain (loss)	$6,544	$(23,766)	$(1,097,245)	$(1,794,393)

Change in unrealized appreciation (depreciation) —
Investments	$4,053,472	$4,984,182	$8,194,016	$15,129,294
Financial futures contracts	(24,030)	(19,538)	(81,552)	(110,612)
Swap contracts	—	(12,940)	—	—

Net change in unrealized appreciation (depreciation)	$4,029,442	$4,951,704	$8,112,464	$15,018,682

Net realized and unrealized gain	$4,035,986	$4,927,938	$7,015,219	$13,224,289

Net increase in net assets from operations	$5,573,160	$6,611,540	$9,477,996	$16,303,207

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Statements of Operations (Unaudited) — continued

	Six Months Ended February 29, 2012

Investment Income	South Carolina Fund	Tennessee Fund	Virginia Fund

Interest	$3,575,044	$1,191,301	$2,924,168

Total investment income	$3,575,044	$1,191,301	$2,924,168

Expenses

Investment adviser fee	$261,486	$64,437	$209,780
Distribution and service fees
Class A	81,633	39,354	80,076
Class B	20,996	7,161	17,326
Class C	112,485	35,358	44,900
Trustees’ fees and expenses	2,967	1,236	2,507
Custodian fee	36,255	19,344	31,893
Transfer and dividend disbursing agent fees	17,480	8,913	19,564
Legal and accounting services	22,544	19,573	24,139
Printing and postage	7,724	5,267	8,116
Registration fees	446	1,062	3,104
Interest expense and fees	51,144	1,722	24,367
Miscellaneous	11,190	8,281	11,179

Total expenses	$626,350	$211,708	$476,951

Deduct —
Reduction of custodian fee	$9	$16	$15

Total expense reductions	$9	$16	$15

Net expenses	$626,341	$211,692	$476,936

Net investment income	$2,948,703	$979,609	$2,447,232

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$603,535	$404,586	$622,978
Financial futures contracts	(1,306,638)	(465,207)	(1,680,384)
Swap contracts	—	(77,495)	(76,721)

Net realized loss	$(703,103)	$(138,116)	$(1,134,127)

Change in unrealized appreciation (depreciation) —
Investments	$10,926,934	$2,646,625	$6,834,593
Financial futures contracts	(153,108)	(42,241)	(95,687)
Swap contracts	—	(17,726)	(17,549)

Net change in unrealized appreciation (depreciation)	$10,773,826	$2,586,658	$6,721,357

Net realized and unrealized gain	$10,070,723	$2,448,542	$5,587,230

Net increase in net assets from operations	$13,019,426	$3,428,151	$8,034,462

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Statements of Changes in Net Assets

	Six Months Ended February 29, 2012 (Unaudited)

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

From operations —
Net investment income	$1,061,031	$1,322,745	$1,402,146	$1,044,634
Net realized loss from investment transactions, financial futures contracts and swap contracts	(144,744)	(932,513)	(1,060,741)	(184,994)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	2,373,017	3,623,105	3,940,003	2,302,953

Net increase in net assets from operations	$3,289,304	$4,013,337	$4,281,408	$3,162,593

Distributions to shareholders —
From net investment income
Class A	$(884,221)	$(1,136,195)	$(1,028,681)	$(968,660)
Class B	(26,571)	(42,620)	(47,746)	(15,897)
Class C	(42,345)	(106,141)	(126,347)	(44,387)
Class I	(119,271)	(40,546)	(201,421)	(14,459)

Total distributions to shareholders	$(1,072,408)	$(1,325,502)	$(1,404,195)	$(1,043,403)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$709,088	$1,429,531	$3,760,152	$1,439,406
Class B	53,987	160,590	35,406	2,971
Class C	179,234	548,206	578,845	494,185
Class I	638,854	500,220	1,514,467	284,573
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	604,290	942,453	647,440	807,390
Class B	17,875	37,075	34,839	12,267
Class C	19,168	89,370	91,449	37,516
Class I	29,680	37,847	24,254	12,082
Cost of shares redeemed
Class A	(2,764,280)	(6,581,888)	(5,822,018)	(2,477,322)
Class B	(57,583)	(146,851)	(164,773)	(5,471)
Class C	(39,518)	(413,640)	(609,481)	(134,838)
Class I	(113,184)	(114,975)	(2,396,055)	(8,949)
Net asset value of shares exchanged
Class A	357,704	280,055	693,414	244,803
Class B	(357,704)	(280,055)	(693,414)	(244,803)

Net increase (decrease) in net assets from Fund share transactions	$(722,389)	$(3,512,062)	$(2,305,475)	$463,810

Net increase (decrease) in net assets	$1,494,507	$(824,227)	$571,738	$2,583,000

Net Assets

At beginning of period	$52,142,401	$68,780,095	$67,923,418	$51,369,533

At end of period	$53,636,908	$67,955,868	$68,495,156	$53,952,533

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(70,463)	$(63,796)	$(96,197)	$9,013

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Statements of Changes in Net Assets — continued

	Six Months Ended February 29, 2012 (Unaudited)

Increase (Decrease) in Net Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund

From operations —
Net investment income	$1,537,174	$1,683,602	$2,462,777	$3,078,918
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	6,544	(23,766)	(1,097,245)	(1,794,393)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	4,029,442	4,951,704	8,112,464	15,018,682

Net increase in net assets from operations	$5,573,160	$6,611,540	$9,477,996	$16,303,207

Distributions to shareholders —
From net investment income
Class A	$(1,205,610)	$(1,527,801)	$(1,749,049)	$(2,426,707)
Class B	(54,147)	(40,750)	(46,579)	(137,678)
Class C	(207,875)	(79,977)	(271,962)	(367,423)
Class I	(54,892)	(23,971)	(368,011)	(132,612)

Total distributions to shareholders	$(1,522,524)	$(1,672,499)	$(2,435,601)	$(3,064,420)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,475,770	$3,702,089	$6,089,711	$6,102,141
Class B	59,245	15,407	58,015	158,803
Class C	2,145,772	437,883	3,309,373	2,254,780
Class I	350,325	792,555	2,644,609	6,833,648
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	835,810	1,187,189	1,408,244	1,933,418
Class B	42,049	34,173	40,554	100,802
Class C	129,738	56,138	212,008	302,446
Class I	20,072	19,988	60,145	73,084
Cost of shares redeemed
Class A	(2,490,421)	(6,447,022)	(4,210,160)	(9,174,106)
Class B	(118,096)	(213,416)	(257,849)	(434,298)
Class C	(441,562)	(147,983)	(1,656,812)	(973,206)
Class I	(248,698)	(180,770)	(1,821,514)	(660,769)
Net asset value of shares exchanged
Class A	723,661	269,382	151,437	617,708
Class B	(723,661)	(269,382)	(151,437)	(617,708)

Net increase (decrease) in net assets from Fund share transactions	$2,760,004	$(743,769)	$5,876,324	$6,516,743

Net increase in net assets	$6,810,640	$4,195,272	$12,918,719	$19,755,530

Net Assets

At beginning of period	$75,234,547	$84,565,515	$104,655,461	$125,999,042

At end of period	$82,045,187	$88,760,787	$117,574,180	$145,754,572

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(13,374)	$102,526	$217,987	$215,114

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Statements of Changes in Net Assets — continued

	Six Months Ended February 29, 2012 (Unaudited)

Increase (Decrease) in Net Assets	South Carolina Fund	Tennessee Fund	Virginia Fund

From operations —
Net investment income	$2,948,703	$979,609	$2,447,232
Net realized loss from investment transactions, financial futures contracts and swap contracts	(703,103)	(138,116)	(1,134,127)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	10,773,826	2,586,658	6,721,357

Net increase in net assets from operations	$13,019,426	$3,428,151	$8,034,462

Distributions to shareholders —
From net investment income
Class A	$(1,836,887)	$(821,524)	$(1,763,443)
Class B	(83,284)	(25,836)	(66,628)
Class C	(443,674)	(127,393)	(172,908)
Class I	(567,838)	(6,427)	(430,842)

Total distributions to shareholders	$(2,931,683)	$(981,180)	$(2,433,821)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,052,321	$1,330,830	$3,838,593
Class B	106,718	60,457	104,525
Class C	4,042,990	934,616	557,823
Class I	2,929,435	469,236	3,264,196
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,574,093	639,196	1,315,632
Class B	73,685	20,756	58,173
Class C	334,228	89,025	134,916
Class I	93,707	5,884	38,078
Cost of shares redeemed
Class A	(4,693,335)	(3,275,262)	(6,653,347)
Class B	(415,020)	(97,944)	(180,734)
Class C	(1,696,158)	(797,931)	(1,147,566)
Class I	(3,776,100)	(79,112)	(2,156,351)
Net asset value of shares exchanged
Class A	333,430	274,476	497,758
Class B	(333,430)	(274,476)	(497,758)

Net increase (decrease) in net assets from Fund share transactions	$4,626,564	$(700,249)	$(826,062)

Net increase in net assets	$14,714,307	$1,746,722	$4,774,579

Net Assets

At beginning of period	$129,528,531	$49,036,124	$112,031,287

At end of period	$144,242,838	$50,782,846	$116,805,866

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$130,438	$(34,687)	$144,583

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2011

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

From operations —
Net investment income	$2,275,486	$2,890,415	$3,439,873	$2,208,588
Net realized loss from investment transactions, financial futures contracts and swap contracts	(694,893)	(1,626,497)	(1,138,089)	(386,277)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(1,760,287)	(695,152)	(2,636,891)	(1,296,780)

Net increase (decrease) in net assets from operations	$(179,694)	$568,766	$(335,107)	$525,531

Distributions to shareholders —
From net investment income
Class A	$(1,887,067)	$(2,537,016)	$(2,436,282)	$(2,048,557)
Class B	(86,684)	(99,812)	(160,925)	(69,047)
Class C	(90,752)	(212,447)	(331,454)	(79,745)
Class I	(208,005)	(22,028)	(426,236)	(7,750)

Total distributions to shareholders	$(2,272,508)	$(2,871,303)	$(3,354,897)	$(2,205,099)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,431,280	$3,978,867	$4,352,621	$6,083,910
Class B	74,953	572,653	234,798	169,720
Class C	710,557	2,105,582	1,262,031	503,549
Class I	1,821,595	1,760,543	3,349,548	513,669
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,124,964	1,722,123	1,511,708	1,543,358
Class B	51,520	80,014	84,568	47,539
Class C	38,234	122,983	201,086	55,676
Class I	22,387	20,122	25,604	5,255
Cost of shares redeemed
Class A	(8,924,097)	(10,006,737)	(14,430,067)	(8,836,114)
Class B	(1,113,272)	(273,267)	(775,110)	(521,165)
Class C	(1,104,919)	(1,693,684)	(3,657,373)	(283,769)
Class I	(706,782)	(42,183)	(2,482,711)	(12,988)
Net asset value of shares exchanged
Class A	1,132,198	742,984	1,375,460	1,119,557
Class B	(1,132,198)	(742,984)	(1,375,460)	(1,119,557)

Net decrease in net assets from Fund share transactions	$(5,573,580)	$(1,652,984)	$(10,323,297)	$(731,360)

Net decrease in net assets	$(8,025,782)	$(3,955,521)	$(14,013,301)	$(2,410,928)

Net Assets

At beginning of year	$60,168,183	$72,735,616	$81,936,719	$53,780,461

At end of year	$52,142,401	$68,780,095	$67,923,418	$51,369,533

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(59,086)	$(61,039)	$(94,148)	$7,782

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2011

Increase (Decrease) in Net Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund

From operations —
Net investment income	$3,768,947	$3,769,251	$5,344,201	$6,722,729
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,014,425)	(1,493,782)	(2,602,701)	(2,180,386)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(3,094,718)	(3,215,050)	(5,035,633)	(8,225,194)

Net decrease in net assets from operations	$(340,196)	$(939,581)	$(2,294,133)	$(3,682,851)

Distributions to shareholders —
From net investment income
Class A	$(2,856,771)	$(3,443,213)	$(3,762,616)	$(5,451,567)
Class B	(167,290)	(116,487)	(133,113)	(363,386)
Class C	(474,079)	(172,421)	(591,914)	(778,675)
Class I	(219,678)	(11,821)	(799,977)	(62,938)

Total distributions to shareholders	$(3,717,818)	$(3,743,942)	$(5,287,620)	$(6,656,566)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,089,498	$7,057,429	$7,965,292	$9,191,247
Class B	57,784	250,987	181,346	208,000
Class C	1,539,137	894,355	4,275,426	2,462,699
Class I	1,322,839	762,523	4,926,999	3,263,629
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,826,631	2,352,158	2,607,249	3,942,405
Class B	113,241	85,937	79,164	239,615
Class C	246,393	96,416	348,192	607,778
Class I	35,905	6,695	86,484	19,890
Cost of shares redeemed
Class A	(20,067,182)	(25,266,849)	(18,671,055)	(34,356,166)
Class B	(794,542)	(544,279)	(385,931)	(1,574,962)
Class C	(4,849,980)	(1,792,384)	(5,053,266)	(5,915,450)
Class I	(4,195,028)	(24,727)	(6,465,910)	(138,262)
Net asset value of shares exchanged
Class A	1,581,777	1,449,002	1,290,328	2,033,081
Class B	(1,581,777)	(1,449,002)	(1,290,328)	(2,033,081)

Net decrease in net assets from Fund share transactions	$(22,675,304)	$(16,121,739)	$(10,106,010)	$(22,049,577)

Net decrease in net assets	$(26,733,318)	$(20,805,262)	$(17,687,763)	$(32,388,994)

Net Assets

At beginning of year	$101,967,865	$105,370,777	$122,343,224	$158,388,036

At end of year	$75,234,547	$84,565,515	$104,655,461	$125,999,042

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(28,024)	$91,423	$190,811	$200,616

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2011

Increase (Decrease) in Net Assets	South Carolina Fund	Tennessee Fund	Virginia Fund

From operations —
Net investment income	$7,151,957	$2,255,352	$5,789,804
Net realized loss from investment transactions, financial futures contracts and swap contracts	(6,360,755)	(530,254)	(3,889,585)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(7,000,008)	(2,154,389)	(2,985,064)

Net decrease in net assets from operations	$(6,208,806)	$(429,291)	$(1,084,845)

Distributions to shareholders —
From net investment income
Class A	$(4,328,242)	$(1,859,998)	$(4,158,919)
Class B	(239,833)	(82,822)	(201,382)
Class C	(1,044,906)	(296,360)	(458,994)
Class I	(1,493,215)	(1,974)	(913,246)

Total distributions to shareholders	$(7,106,196)	$(2,241,154)	$(5,732,541)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,139,246	$2,257,034	$4,153,964
Class B	178,248	83,762	209,075
Class C	4,247,186	1,327,554	2,169,775
Class I	6,475,752	141,777	4,729,656
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,006,910	1,271,081	2,719,497
Class B	170,442	50,616	147,644
Class C	698,896	184,127	291,520
Class I	50,026	1,246	49,417
Cost of shares redeemed
Class A	(34,099,707)	(9,828,504)	(22,874,588)
Class B	(910,166)	(616,585)	(907,871)
Class C	(9,101,388)	(2,534,375)	(5,521,005)
Class I	(18,577,550)	(40,440)	(3,888,503)
Net asset value of shares exchanged
Class A	1,603,024	787,310	1,880,637
Class B	(1,603,024)	(787,310)	(1,880,637)

Net decrease in net assets from Fund share transactions	$(41,722,105)	$(7,702,707)	$(18,721,419)

Net decrease in net assets	$(55,037,107)	$(10,373,152)	$(25,538,805)

Net Assets

At beginning of year	$184,565,638	$59,409,276	$137,570,092

At end of year	$129,528,531	$49,036,124	$112,031,287

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$113,418	$(33,116)	$131,172

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Statement of Cash Flows (Unaudited)*

Six Months Ended February 29, 2012

Cash Flows From Operating Activities	Oregon Fund

Net increase in net assets from operations	$16,303,207
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(6,344,153)
Investments sold	4,865,475
Net amortization/accretion of premium (discount)	(998,016)
Increase in restricted cash	(660,000)
Decrease in interest receivable	22,388
Decrease in receivable for variation margin on open financial futures contracts	64,687
Increase in payable to affiliate for investment adviser fee	4,624
Increase in payable to affiliate for distribution and service fees	1,350
Decrease in interest expense and fees payable	(245)
Decrease in accrued expenses	(25,764)
Net change in unrealized (appreciation) depreciation from investments	(15,129,294)
Net realized loss from investments	681,192

Net cash used in operating activities	$(1,214,549)

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$14,921,884
Fund shares redeemed	(11,052,311)
Distributions paid, net of reinvestments	(678,993)

Net cash provided by financing activities	$3,190,580

Net increase in cash	$1,976,031

Cash at beginning of period	$663,338

Cash at end of period	$2,639,369

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$2,409,750
Cash paid for interest and fees	68,261

*	Statement of Cash Flows is only required for Oregon Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights

	Alabama Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.540		$9.930	$9.290	$9.330	$9.600	$9.910

Income (Loss) From Operations

Net investment income(1)	$0.197		$0.405	$0.402	$0.402	$0.402	$0.394
Net realized and unrealized gain (loss)	0.412		(0.392)	0.634	(0.036)	(0.232)	(0.261)

Total income from operations	$0.609		$0.013	$1.036	$0.366	$0.170	$0.133

Less Distributions

From net investment income	$(0.199)		$(0.403)	$(0.396)	$(0.406)	$(0.395)	$(0.395)
From net realized gain	—		—	—	—	(0.045)	(0.048)

Total distributions	$(0.199)		$(0.403)	$(0.396)	$(0.406)	$(0.440)	$(0.443)

Net asset value — End of period	$9.950		$9.540	$9.930	$9.290	$9.330	$9.600

Total Return(2)	6.45	%(3)	0.26%	11.37%	4.19%	1.89%	1.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,569		$42,857	$49,083	$43,090	$49,124	$44,947
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.73%	0.73%	0.80%	0.76%	0.75	%(5)
Interest and fee expense(6)	0.03	%(4)	0.03%	0.02%	0.05%	0.11%	0.16%
Total expenses before custodian fee reduction	0.77	%(4)	0.76%	0.75%	0.85%	0.87%	0.91	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.73%	0.73%	0.79%	0.74%	0.74	%(5)
Net investment income	4.09	%(4)	4.27%	4.18%	4.59%	4.20%	3.99%
Portfolio Turnover	4	%(3)	10%	16%	22%	12%	29%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Alabama Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$10.490		$10.920	$10.230	$10.270	$10.560	$10.900

Income (Loss) From Operations

Net investment income(1)	$0.176		$0.368	$0.365	$0.370	$0.363	$0.353
Net realized and unrealized gain (loss)	0.453		(0.433)	0.684	(0.036)	(0.255)	(0.293)

Total income (loss) from operations	$0.629		$(0.065)	$1.049	$0.334	$0.108	$0.060

Less Distributions

From net investment income	$(0.179)		$(0.365)	$(0.359)	$(0.374)	$(0.353)	$(0.352)
From net realized gain	—		—	—	—	(0.045)	(0.048)

Total distributions	$(0.179)		$(0.365)	$(0.359)	$(0.374)	$(0.398)	$(0.400)

Net asset value — End of period	$10.940		$10.490	$10.920	$10.230	$10.270	$10.560

Total Return(2)	6.05	%(3)	(0.51)%	10.42%	3.56%	1.03%	0.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,404		$1,682	$3,949	$6,380	$8,643	$10,690
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.49%	1.48%	1.55%	1.52%	1.50	%(5)
Interest and fee expense(6)	0.03	%(4)	0.03%	0.02%	0.05%	0.11%	0.16%
Total expenses before custodian fee reduction	1.52	%(4)	1.52%	1.50%	1.60%	1.63%	1.66	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.49%	1.48%	1.54%	1.49%	1.49	%(5)
Net investment income	3.33	%(4)	3.52%	3.46%	3.85%	3.44%	3.25%
Portfolio Turnover	4	%(3)	10%	16%	22%	12%	29%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Alabama Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$10.500		$10.930	$10.230	$10.270	$10.560	$10.900

Income (Loss) From Operations

Net investment income(1)	$0.177		$0.368	$0.361	$0.369	$0.368	$0.351
Net realized and unrealized gain (loss)	0.452		(0.432)	0.698	(0.035)	(0.259)	(0.291)

Total income (loss) from operations	$0.629		$(0.064)	$1.059	$0.334	$0.109	$0.060

Less Distributions

From net investment income	$(0.179)		$(0.366)	$(0.359)	$(0.374)	$(0.354)	$(0.352)
From net realized gain	—		—	—	—	(0.045)	(0.048)

Total distributions	$(0.179)		$(0.366)	$(0.359)	$(0.374)	$(0.399)	$(0.400)

Net asset value — End of period	$10.950		$10.500	$10.930	$10.230	$10.270	$10.560

Total Return(2)	6.05	%(3)	(0.50)%	10.52%	3.55%	1.03%	0.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,704		$2,440	$2,935	$1,562	$958	$1,285
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.48%	1.48%	1.55%	1.51%	1.50	%(5)
Interest and fee expense(6)	0.03	%(4)	0.03%	0.02%	0.05%	0.11%	0.16%
Total expenses before custodian fee reduction	1.52	%(4)	1.51%	1.50%	1.60%	1.62%	1.66	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.48%	1.48%	1.54%	1.49%	1.49	%(5)
Net investment income	3.35	%(4)	3.52%	3.40%	3.82%	3.48%	3.23%
Portfolio Turnover	4	%(3)	10%	16%	22%	12%	29%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Alabama Fund — Class I

	Six Months Ended		Year Ended August 31,
	February 29, 2012					Period Ended
	(Unaudited)		2011	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.550		$9.930	$9.300	$9.340	$9.040

Income (Loss) From Operations

Net investment income(2)	$0.207		$0.423	$0.420	$0.419	$0.209
Net realized and unrealized gain (loss)	0.402		(0.380)	0.625	(0.035)	0.300

Total income from operations	$0.609		$0.043	$1.045	$0.384	$0.509

Less Distributions

From net investment income	$(0.209)		$(0.423)	$(0.415)	$(0.424)	$(0.209)

Total distributions	$(0.209)		$(0.423)	$(0.415)	$(0.424)	$(0.209)

Net asset value — End of period	$9.950		$9.550	$9.930	$9.300	$9.340

Total Return(3)	6.45	%(4)	0.56%	11.47%	4.51%	5.64	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,959		$5,163	$4,201	$3,343	$3,958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(5)	0.53%	0.53%	0.60%	0.56	%(5)
Interest and fee expense(6)	0.03	%(5)	0.03%	0.02%	0.05%	0.11	%(5)
Total expenses before custodian fee reduction	0.57	%(5)	0.56%	0.55%	0.65%	0.67	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(5)	0.53%	0.53%	0.59%	0.54	%(5)
Net investment income	4.29	%(5)	4.46%	4.37%	4.79%	4.47	%(5)
Portfolio Turnover	4	%(4)	10%	16%	22%	12	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Arkansas Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.950		$9.230	$8.870	$9.160	$9.710	$9.970

Income (Loss) From Operations

Net investment income(1)	$0.181		$0.381	$0.377	$0.392	$0.415	$0.419
Net realized and unrealized gain (loss)	0.360		(0.283)	0.356	(0.278)	(0.540)	(0.254)

Total income (loss) from operations	$0.541		$0.098	$0.733	$0.114	$(0.125)	$0.165

Less Distributions

From net investment income	$(0.181)		$(0.378)	$(0.373)	$(0.404)	$(0.425)	$(0.425)

Total distributions	$(0.181)		$(0.378)	$(0.373)	$(0.404)	$(0.425)	$(0.425)

Net asset value — End of period	$9.310		$8.950	$9.230	$8.870	$9.160	$9.710

Total Return(2)	6.11	%(3)	1.17%	8.39%	1.55%	(1.21)%	1.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,219		$57,912	$63,478	$59,111	$56,405	$57,319
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.73%	0.75%	0.78%	0.76%	0.75	%(5)
Interest and fee expense(6)	0.01	%(4)	0.01%	0.01%	0.05%	0.14%	0.20%
Total expenses before custodian fee reduction	0.74	%(4)	0.74%	0.76%	0.83%	0.90%	0.95	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.73%	0.75%	0.78%	0.73%	0.72	%(5)
Net investment income	4.02	%(4)	4.27%	4.13%	4.71%	4.37%	4.19%
Portfolio Turnover	4	%(3)	7%	8%	18%	15%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Arkansas Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.610		$9.910	$9.530	$9.850	$10.430	$10.710

Income (Loss) From Operations

Net investment income(1)	$0.157		$0.336	$0.332	$0.356	$0.371	$0.372
Net realized and unrealized gain (loss)	0.391		(0.302)	0.377	(0.311)	(0.573)	(0.275)

Total income (loss) from operations	$0.548		$0.034	$0.709	$0.045	$(0.202)	$0.097

Less Distributions

From net investment income	$(0.158)		$(0.334)	$(0.329)	$(0.365)	$(0.378)	$(0.377)

Total distributions	$(0.158)		$(0.334)	$(0.329)	$(0.365)	$(0.378)	$(0.377)

Net asset value — End of period	$10.000		$9.610	$9.910	$9.530	$9.850	$10.430

Total Return(2)	5.75	%(3)	0.42%	7.53%	0.80%	(1.97)%	0.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,593		$2,717	$3,178	$3,525	$4,157	$5,413
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.48%	1.50%	1.53%	1.50%	1.50	%(5)
Interest and fee expense(6)	0.01	%(4)	0.01%	0.01%	0.05%	0.14%	0.20%
Total expenses before custodian fee reduction	1.49	%(4)	1.49%	1.51%	1.58%	1.64%	1.70	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.48%	1.50%	1.53%	1.48%	1.47	%(5)
Net investment income	3.25	%(4)	3.52%	3.38%	3.98%	3.63%	3.47%
Portfolio Turnover	4	%(3)	7%	8%	18%	15%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Arkansas Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.610		$9.910	$9.530	$9.850	$10.420	$10.710

Income (Loss) From Operations

Net investment income(1)	$0.157		$0.336	$0.329	$0.354	$0.369	$0.364
Net realized and unrealized gain (loss)	0.391		(0.302)	0.380	(0.309)	(0.562)	(0.277)

Total income (loss) from operations	$0.548		$0.034	$0.709	$0.045	$(0.193)	$0.087

Less Distributions

From net investment income	$(0.158)		$(0.334)	$(0.329)	$(0.365)	$(0.377)	$(0.377)

Total distributions	$(0.158)		$(0.334)	$(0.329)	$(0.365)	$(0.377)	$(0.377)

Net asset value — End of period	$10.000		$9.610	$9.910	$9.530	$9.850	$10.420

Total Return(2)	5.75	%(3)	0.42%	7.53%	0.80%	(1.88)%	0.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,896		$6,409	$6,078	$3,386	$2,989	$2,756
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.48%	1.50%	1.53%	1.52%	1.50	%(5)
Interest and fee expense(6)	0.01	%(4)	0.01%	0.01%	0.05%	0.14%	0.20%
Total expenses before custodian fee reduction	1.48	%(4)	1.49%	1.51%	1.58%	1.66%	1.70	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.48%	1.50%	1.53%	1.48%	1.47	%(5)
Net investment income	3.25	%(4)	3.52%	3.35%	3.95%	3.62%	3.41%
Portfolio Turnover	4	%(3)	7%	8%	18%	15%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Arkansas Fund — Class I

	Six Months Ended
	February 29, 2012		Year Ended	Period Ended
	(Unaudited)		August 31, 2011	August 31, 2010(1)

Net asset value — Beginning of period	$8.940		$9.220	$9.130

Income (Loss) From Operations

Net investment income(2)	$0.189		$0.394	$0.031
Net realized and unrealized gain (loss)	0.361		(0.277)	0.090

Total income from operations	$0.550		$0.117	$0.121

Less Distributions

From net investment income	$(0.190)		$(0.397)	$(0.031)

Total distributions	$(0.190)		$(0.397)	$(0.031)

Net asset value — End of period	$9.300		$8.940	$9.220

Total Return(3)	6.22	%(4)	1.38%	1.32	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,249		$1,742	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53	%(5)	0.53%	0.55	%(5)
Interest and fee expense(6)	0.01	%(5)	0.01%	0.01	%(5)
Total expenses(7)	0.54	%(5)	0.54%	0.56	%(5)
Net investment income	4.18	%(5)	4.40%	4.25	%(5)
Portfolio Turnover	4	%(4)	7%	8	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Georgia Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.440		$8.820	$8.500	$8.730	$9.130	$9.460

Income (Loss) From Operations

Net investment income(1)	$0.183		$0.410	$0.400	$0.391	$0.393	$0.393
Net realized and unrealized gain (loss)	0.380		(0.391)	0.310	(0.229)	(0.399)	(0.321)

Total income (loss) from operations	$0.563		$0.019	$0.710	$0.162	$(0.006)	$0.072

Less Distributions

From net investment income	$(0.183)		$(0.399)	$(0.390)	$(0.392)	$(0.394)	$(0.402)

Total distributions	$(0.183)		$(0.399)	$(0.390)	$(0.392)	$(0.394)	$(0.402)

Net asset value — End of period	$8.820		$8.440	$8.820	$8.500	$8.730	$9.130

Total Return(2)	6.76	%(3)	0.32%	8.49%	2.30%	(0.07)%	0.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,986		$48,635	$58,448	$63,387	$68,832	$69,269
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.76%	0.76%	0.83%	0.77%	0.76	%(5)
Interest and fee expense(6)	0.06	%(4)	0.09%	0.09%	0.18%	0.21%	0.29%
Total expenses before custodian fee reduction	0.80	%(4)	0.85%	0.85%	1.01%	0.98%	1.05	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.76%	0.76%	0.81%	0.74%	0.71	%(5)
Net investment income	4.32	%(4)	4.84%	4.57%	4.92%	4.37%	4.18%
Portfolio Turnover	4	%(3)	6%	12%	18%	34%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Georgia Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.020		$9.430	$9.080	$9.320	$9.750	$10.100

Income (Loss) From Operations

Net investment income(1)	$0.162		$0.371	$0.357	$0.354	$0.348	$0.347
Net realized and unrealized gain (loss)	0.410		(0.422)	0.342	(0.241)	(0.433)	(0.343)

Total income (loss) from operations	$0.572		$(0.051)	$0.699	$0.113	$(0.085)	$0.004

Less Distributions

From net investment income	$(0.162)		$(0.359)	$(0.349)	$(0.353)	$(0.345)	$(0.354)

Total distributions	$(0.162)		$(0.359)	$(0.349)	$(0.353)	$(0.345)	$(0.354)

Net asset value — End of period	$9.430		$9.020	$9.430	$9.080	$9.320	$9.750

Total Return(2)	6.41	%(3)	(0.47)%	7.80%	1.45%	(0.78)%	(0.02)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,409		$3,086	$5,143	$6,387	$8,301	$11,363
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.51%	1.51%	1.57%	1.52%	1.51	%(5)
Interest and fee expense(6)	0.06	%(4)	0.09%	0.09%	0.18%	0.21%	0.29%
Total expenses before custodian fee reduction	1.56	%(4)	1.60%	1.60%	1.75%	1.73%	1.80	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.51%	1.51%	1.56%	1.49%	1.46	%(5)
Net investment income	3.58	%(4)	4.09%	3.81%	4.18%	3.62%	3.44%
Portfolio Turnover	4	%(3)	6%	12%	18%	34%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Georgia Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.030		$9.430	$9.090	$9.330	$9.760	$10.100

Income (Loss) From Operations

Net investment income(1)	$0.162		$0.372	$0.357	$0.354	$0.345	$0.342
Net realized and unrealized gain (loss)	0.400		(0.413)	0.333	(0.241)	(0.429)	(0.328)

Total income (loss) from operations	$0.562		$(0.041)	$0.690	$0.113	$(0.084)	$0.014

Less Distributions

From net investment income	$(0.162)		$(0.359)	$(0.350)	$(0.353)	$(0.346)	$(0.354)

Total distributions	$(0.162)		$(0.359)	$(0.350)	$(0.353)	$(0.346)	$(0.354)

Net asset value — End of period	$9.430		$9.030	$9.430	$9.090	$9.330	$9.760

Total Return(2)	6.29	%(3)	(0.36)%	7.69%	1.56%	(0.88)%	0.08%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,370		$6,996	$9,621	$8,190	$7,688	$6,318
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.51%	1.51%	1.57%	1.53%	1.51	%(5)
Interest and fee expense(6)	0.06	%(4)	0.09%	0.09%	0.18%	0.21%	0.29%
Total expenses before custodian fee reduction	1.55	%(4)	1.60%	1.60%	1.75%	1.74%	1.80	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.51%	1.51%	1.56%	1.49%	1.46	%(5)
Net investment income	3.56	%(4)	4.10%	3.81%	4.16%	3.60%	3.41%
Portfolio Turnover	4	%(3)	6%	12%	18%	34%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Georgia Fund — Class I

	Six Months Ended		Year Ended August 31,
	February 29, 2012					Period Ended
	(Unaudited)		2011	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.470		$8.850	$8.520	$8.750	$8.400

Income (Loss) From Operations

Net investment income(2)	$0.192		$0.427	$0.419	$0.407	$0.208
Net realized and unrealized gain (loss)	0.380		(0.390)	0.319	(0.228)	0.347

Total income from operations	$0.572		$0.037	$0.738	$0.179	$0.555

Less Distributions

From net investment income	$(0.192)		$(0.417)	$(0.408)	$(0.409)	$(0.205)

Total distributions	$(0.192)		$(0.417)	$(0.408)	$(0.409)	$(0.205)

Net asset value — End of period	$8.850		$8.470	$8.850	$8.520	$8.750

Total Return(3)	6.85	%(4)	0.53%	8.81%	2.51%	6.62	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,730		$9,207	$8,725	$6,555	$4,579
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(5)	0.56%	0.56%	0.62%	0.58	%(5)
Interest and fee expense(6)	0.06	%(5)	0.09%	0.09%	0.18%	0.21	%(5)
Total expenses before custodian fee reduction	0.60	%(5)	0.65%	0.65%	0.80%	0.79	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(5)	0.56%	0.56%	0.61%	0.55	%(5)
Net investment income	4.52	%(5)	5.03%	4.77%	5.12%	4.75	%(5)
Portfolio Turnover	4	%(4)	6%	12%	18%	34	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Kentucky Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.610		$8.890	$8.410	$8.610	$8.970	$9.240

Income (Loss) From Operations

Net investment income(1)	$0.176		$0.371	$0.380	$0.382	$0.386	$0.399
Net realized and unrealized gain (loss)	0.350		(0.281)	0.473	(0.200)	(0.359)	(0.277)

Total income from operations	$0.526		$0.090	$0.853	$0.182	$0.027	$0.122

Less Distributions

From net investment income	$(0.176)		$(0.370)	$(0.373)	$(0.382)	$(0.387)	$(0.392)

Total distributions	$(0.176)		$(0.370)	$(0.373)	$(0.382)	$(0.387)	$(0.392)

Net asset value — End of period	$8.960		$8.610	$8.890	$8.410	$8.610	$8.970

Total Return(2)	6.18	%(3)	1.13%	10.32%	2.44%	0.29%	1.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,272		$47,322	$48,929	$46,662	$49,880	$50,736
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.74%	0.74%	0.78%	0.77%	0.78	%(5)
Interest and fee expense	—		—	—	—	0.03%	0.06%
Total expenses before custodian fee reduction	0.73	%(4)	0.74%	0.74%	0.78%	0.80%	0.84	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.73%	0.74%	0.77%	0.75%	0.76	%(5)
Net investment income	4.07	%(4)	4.33%	4.36%	4.75%	4.35%	4.35%
Portfolio Turnover	7	%(3)	7%	7%	15%	19%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Kentucky Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.300		$9.600	$9.080	$9.300	$9.680	$9.970

Income (Loss) From Operations

Net investment income(1)	$0.156		$0.332	$0.341	$0.347	$0.345	$0.356
Net realized and unrealized gain (loss)	0.379		(0.301)	0.513	(0.222)	(0.383)	(0.298)

Total income (loss) from operations	$0.535		$0.031	$0.854	$0.125	$(0.038)	$0.058

Less Distributions

From net investment income	$(0.155)		$(0.331)	$(0.334)	$(0.345)	$(0.342)	$(0.348)

Total distributions	$(0.155)		$(0.331)	$(0.334)	$(0.345)	$(0.342)	$(0.348)

Net asset value — End of period	$9.680		$9.300	$9.600	$9.080	$9.300	$9.680

Total Return(2)	5.81	%(3)	0.41%	9.54%	1.60%	(0.41)%	0.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$891		$1,090	$2,607	$4,186	$6,236	$8,050
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.49%	1.49%	1.53%	1.52%	1.53	%(5)
Interest and fee expense	—		—	—	—	0.03%	0.06%
Total expenses before custodian fee reduction	1.48	%(4)	1.49%	1.49%	1.53%	1.55%	1.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.48%	1.49%	1.52%	1.50%	1.51	%(5)
Net investment income	3.33	%(4)	3.59%	3.62%	4.01%	3.60%	3.60%
Portfolio Turnover	7	%(3)	7%	7%	15%	19%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Kentucky Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.300		$9.600	$9.090	$9.300	$9.680	$9.970

Income (Loss) From Operations

Net investment income(1)	$0.155		$0.331	$0.341	$0.348	$0.346	$0.354
Net realized and unrealized gain (loss)	0.380		(0.300)	0.504	(0.213)	(0.384)	(0.296)

Total income (loss) from operations	$0.535		$0.031	$0.845	$0.135	$(0.038)	$0.058

Less Distributions

From net investment income	$(0.155)		$(0.331)	$(0.335)	$(0.345)	$(0.342)	$(0.348)

Total distributions	$(0.155)		$(0.331)	$(0.335)	$(0.345)	$(0.342)	$(0.348)

Net asset value — End of period	$9.680		$9.300	$9.600	$9.090	$9.300	$9.680

Total Return(2)	5.81	%(3)	0.40%	9.42%	1.71%	(0.41)%	0.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,957		$2,445	$2,243	$2,509	$2,189	$1,994
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.49%	1.49%	1.53%	1.52%	1.53	%(5)
Interest and fee expense	—		—	—	—	0.03%	0.06%
Total expenses before custodian fee reduction	1.48	%(4)	1.49%	1.49%	1.53%	1.55%	1.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.48%	1.49%	1.52%	1.50%	1.51	%(5)
Net investment income	3.30	%(4)	3.57%	3.61%	4.00%	3.62%	3.59%
Portfolio Turnover	7	%(3)	7%	7%	15%	19%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Kentucky Fund — Class I

	Six Months Ended
	February 29, 2012		Year Ended	Period Ended
	(Unaudited)		August 31, 2011	August 31, 2010(1)

Net asset value — Beginning of period	$8.610		$8.890	$8.780

Income (Loss) From Operations

Net investment income(2)	$0.183		$0.385	$0.031
Net realized and unrealized gain (loss)	0.352		(0.275)	0.110

Total income from operations	$0.535		$0.110	$0.141

Less Distributions

From net investment income	$(0.185)		$(0.390)	$(0.031)

Total distributions	$(0.185)		$(0.390)	$(0.031)

Net asset value — End of period	$8.960		$8.610	$8.890

Total Return(3)	6.28	%(4)	1.35%	1.60	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$833		$512	$1
Ratios (as a percentage of average daily net assets):
Total expenses(6)	0.53	%(5)	0.53%	0.56	%(5)
Net investment income	4.21	%(5)	4.48%	4.40	%(5)
Portfolio Turnover	7	%(4)	7%	7	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Maryland Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.840		$9.150	$8.670	$8.900	$9.260	$9.620

Income (Loss) From Operations

Net investment income(1)	$0.186		$0.397	$0.391	$0.403	$0.404	$0.411
Net realized and unrealized gain (loss)	0.468		(0.316)	0.474	(0.226)	(0.348)	(0.347)

Total income from operations	$0.654		$0.081	$0.865	$0.177	$0.056	$0.064

Less Distributions

From net investment income	$(0.184)		$(0.391)	$(0.385)	$(0.407)	$(0.416)	$(0.424)

Total distributions	$(0.184)		$(0.391)	$(0.385)	$(0.407)	$(0.416)	$(0.424)

Net asset value — End of period	$9.310		$8.840	$9.150	$8.670	$8.900	$9.260

Total Return(2)	7.47	%(3)	1.03%	10.15%	2.43%	0.60%	0.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$62,440		$57,801	$75,279	$75,555	$81,774	$75,025
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(4)	0.78%	0.78%	0.82%	0.77%	0.78	%(5)
Interest and fee expense(6)	0.04	%(4)	0.04%	0.03%	0.10%	0.23%	0.41%
Total expenses before custodian fee reduction	0.80	%(4)	0.82%	0.81%	0.92%	1.00%	1.19	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.76	%(4)	0.78%	0.78%	0.81%	0.74%	0.73	%(5)
Net investment income	4.12	%(4)	4.53%	4.35%	4.97%	4.41%	4.29%
Portfolio Turnover	2	%(3)	1%	7%	16%	15%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Maryland Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.640		$9.980	$9.460	$9.700	$10.090	$10.490

Income (Loss) From Operations

Net investment income(1)	$0.166		$0.361	$0.353	$0.374	$0.368	$0.373
Net realized and unrealized gain (loss)	0.518		(0.346)	0.517	(0.239)	(0.382)	(0.388)

Total income (loss) from operations	$0.684		$0.015	$0.870	$0.135	$(0.014)	$(0.015)

Less Distributions

From net investment income	$(0.164)		$(0.355)	$(0.350)	$(0.375)	$(0.376)	$(0.385)

Total distributions	$(0.164)		$(0.355)	$(0.350)	$(0.375)	$(0.376)	$(0.385)

Net asset value — End of period	$10.160		$9.640	$9.980	$9.460	$9.700	$10.090

Total Return(2)	7.15	%(3)	0.26%	9.33%	1.76%	(0.15)%	(0.22)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,923		$3,494	$5,930	$7,742	$10,140	$12,995
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.53%	1.53%	1.58%	1.52%	1.53	%(5)
Interest and fee expense(6)	0.04	%(4)	0.04%	0.03%	0.10%	0.23%	0.41%
Total expenses before custodian fee reduction	1.55	%(4)	1.57%	1.56%	1.68%	1.75%	1.94	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(4)	1.53%	1.53%	1.56%	1.48%	1.48	%(5)
Net investment income	3.38	%(4)	3.78%	3.61%	4.23%	3.67%	3.56%
Portfolio Turnover	2	%(3)	1%	7%	16%	15%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Maryland Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.640		$9.980	$9.460	$9.710	$10.090	$10.470

Income (Loss) From Operations

Net investment income(1)	$0.165		$0.361	$0.352	$0.373	$0.364	$0.366
Net realized and unrealized gain (loss)	0.519		(0.346)	0.518	(0.248)	(0.368)	(0.361)

Total income (loss) from operations	$0.684		$0.015	$0.870	$0.125	$(0.004)	$0.005

Less Distributions

From net investment income	$(0.164)		$(0.355)	$(0.350)	$(0.375)	$(0.376)	$(0.385)

Total distributions	$(0.164)		$(0.355)	$(0.350)	$(0.375)	$(0.376)	$(0.385)

Net asset value — End of period	$10.160		$9.640	$9.980	$9.460	$9.710	$10.090

Total Return(2)	7.15	%(3)	0.26%	9.33%	1.65%	(0.05)%	(0.03)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,975		$11,488	$15,194	$12,388	$9,790	$6,878
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.53%	1.52%	1.57%	1.53%	1.53	%(5)
Interest and fee expense(6)	0.04	%(4)	0.04%	0.03%	0.10%	0.23%	0.41%
Total expenses before custodian fee reduction	1.54	%(4)	1.57%	1.55%	1.67%	1.76%	1.94	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.53%	1.52%	1.56%	1.49%	1.48	%(5)
Net investment income	3.36	%(4)	3.78%	3.59%	4.20%	3.65%	3.53%
Portfolio Turnover	2	%(3)	1%	7%	16%	15%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Maryland Fund — Class I

	Six Months Ended		Year Ended August 31,
	February 29, 2012					Period Ended
	(Unaudited)		2011	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.860		$9.170	$8.680	$8.900	$8.600

Income (Loss) From Operations

Net investment income(2)	$0.196		$0.416	$0.406	$0.419	$0.206
Net realized and unrealized gain (loss)	0.478		(0.316)	0.487	(0.216)	0.310

Total income from operations	$0.674		$0.100	$0.893	$0.203	$0.516

Less Distributions

From net investment income	$(0.194)		$(0.410)	$(0.403)	$(0.423)	$(0.216)

Total distributions	$(0.194)		$(0.410)	$(0.403)	$(0.423)	$(0.216)

Net asset value — End of period	$9.340		$8.860	$9.170	$8.680	$8.900

Total Return(3)	7.68	%(4)	1.24%	10.47%	2.75%	6.01	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,708		$2,452	$5,565	$448	$85
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56	%(5)	0.58%	0.58%	0.61%	0.58	%(5)
Interest and fee expense(6)	0.04	%(5)	0.04%	0.03%	0.10%	0.23	%(5)
Total expenses before custodian fee reduction	0.60	%(5)	0.62%	0.61%	0.71%	0.81	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56	%(5)	0.58%	0.58%	0.61%	0.54	%(5)
Net investment income	4.33	%(5)	4.75%	4.50%	5.16%	4.60	%(5)
Portfolio Turnover	2	%(4)	1%	7%	16%	15	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Missouri Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.180		$9.570	$9.080	$9.370	$9.750	$10.120

Income (Loss) From Operations

Net investment income(1)	$0.187		$0.390	$0.386	$0.389	$0.406	$0.415
Net realized and unrealized gain (loss)	0.549		(0.393)	0.473	(0.288)	(0.377)	(0.368)

Total income (loss) from operations	$0.736		$(0.003)	$0.859	$0.101	$0.029	$0.047

Less Distributions

From net investment income	$(0.186)		$(0.387)	$(0.369)	$(0.391)	$(0.409)	$(0.417)

Total distributions	$(0.186)		$(0.387)	$(0.369)	$(0.391)	$(0.409)	$(0.417)

Net asset value — End of period	$9.730		$9.180	$9.570	$9.080	$9.370	$9.750

Total Return(2)	8.10	%(3)	0.09%	9.63%	1.41%	0.29%	0.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$79,522		$76,391	$95,047	$89,556	$94,078	$90,059
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.74%	0.75%	0.80%	0.76%	0.75	%(5)
Interest and fee expense(6)	0.02	%(4)	0.03%	0.02%	0.04%	0.08%	0.17%
Total expenses before custodian fee reduction	0.75	%(4)	0.77%	0.77%	0.84%	0.84%	0.92	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.74%	0.75%	0.79%	0.74%	0.71	%(5)
Net investment income	4.01	%(4)	4.28%	4.12%	4.51%	4.21%	4.12%
Portfolio Turnover	5	%(3)	6%	9%	21%	18%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Missouri Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$10.140		$10.580	$10.040	$10.360	$10.770	$11.180

Income (Loss) From Operations

Net investment income(1)	$0.169		$0.354	$0.349	$0.359	$0.370	$0.377
Net realized and unrealized gain (loss)	0.608		(0.442)	0.523	(0.320)	(0.410)	(0.409)

Total income (loss) from operations	$0.777		$(0.088)	$0.872	$0.039	$(0.040)	$(0.032)

Less Distributions

From net investment income	$(0.167)		$(0.352)	$(0.332)	$(0.359)	$(0.370)	$(0.378)

Total distributions	$(0.167)		$(0.352)	$(0.332)	$(0.359)	$(0.370)	$(0.378)

Net asset value — End of period	$10.750		$10.140	$10.580	$10.040	$10.360	$10.770

Total Return(2)	7.73	%(3)	(0.74)%	8.82%	0.64%	(0.39)%	(0.35)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,330		$2,618	$4,467	$6,542	$7,404	$9,626
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.50%	1.50%	1.55%	1.51%	1.50	%(5)
Interest and fee expense(6)	0.02	%(4)	0.03%	0.02%	0.04%	0.08%	0.17%
Total expenses before custodian fee reduction	1.51	%(4)	1.53%	1.52%	1.59%	1.59%	1.67	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.50%	1.50%	1.54%	1.49%	1.46	%(5)
Net investment income	3.27	%(4)	3.52%	3.38%	3.77%	3.47%	3.38%
Portfolio Turnover	5	%(3)	6%	9%	21%	18%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Missouri Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$10.140		$10.570	$10.030	$10.350	$10.770	$11.170

Income (Loss) From Operations

Net investment income(1)	$0.168		$0.354	$0.348	$0.359	$0.364	$0.371
Net realized and unrealized gain (loss)	0.599		(0.432)	0.524	(0.320)	(0.414)	(0.393)

Total income (loss) from operations	$0.767		$(0.078)	$0.872	$0.039	$(0.050)	$(0.022)

Less Distributions

From net investment income	$(0.167)		$(0.352)	$(0.332)	$(0.359)	$(0.370)	$(0.378)

Total distributions	$(0.167)		$(0.352)	$(0.332)	$(0.359)	$(0.370)	$(0.378)

Net asset value — End of period	$10.740		$10.140	$10.570	$10.030	$10.350	$10.770

Total Return(2)	7.63	%(3)	(0.65)%	8.82%	0.64%	(0.48)%	(0.26)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,435		$4,796	$5,856	$5,553	$5,561	$4,491
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.50%	1.49%	1.55%	1.52%	1.50	%(5)
Interest and fee expense(6)	0.02	%(4)	0.03%	0.02%	0.04%	0.08%	0.17%
Total expenses before custodian fee reduction	1.50	%(4)	1.53%	1.51%	1.59%	1.60%	1.67	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.50%	1.49%	1.54%	1.49%	1.46	%(5)
Net investment income	3.25	%(4)	3.52%	3.37%	3.76%	3.42%	3.35%
Portfolio Turnover	5	%(3)	6%	9%	21%	18%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Missouri Fund — Class I

	Six Months Ended
	February 29, 2012		Year Ended	Period Ended
	(Unaudited)		August 31, 2011	August 31, 2010(1)

Net asset value — Beginning of period	$9.190		$9.580	$9.370

Income (Loss) From Operations

Net investment income(2)	$0.195		$0.402	$0.032
Net realized and unrealized gain (loss)	0.550		(0.386)	0.210

Total income from operations	$0.745		$0.016	$0.242

Less Distributions

From net investment income	$(0.195)		$(0.406)	$(0.032)

Total distributions	$(0.195)		$(0.406)	$(0.032)

Net asset value — End of period	$9.740		$9.190	$9.580

Total Return(3)	8.20	%(4)	0.30%	2.58	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,474		$760	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53	%(5)	0.54%	0.56	%(5)
Interest and fee expense(6)	0.02	%(5)	0.03%	0.02	%(5)
Total expenses(7)	0.55	%(5)	0.57%	0.58	%(5)
Net investment income	4.15	%(5)	4.41%	4.19	%(5)
Portfolio Turnover	5	%(4)	6%	9	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	North Carolina Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.820		$9.340	$8.810	$8.810	$9.160	$9.370

Income (Loss) From Operations

Net investment income(1)	$0.208		$0.437	$0.429	$0.418	$0.400	$0.404
Net realized and unrealized gain (loss)	0.578		(0.525)	0.513	(0.019)	(0.355)	(0.212)

Total income (loss) from operations	$0.786		$(0.088)	$0.942	$0.399	$0.045	$0.192

Less Distributions

From net investment income	$(0.206)		$(0.432)	$(0.412)	$(0.399)	$(0.395)	$(0.402)

Total distributions	$(0.206)		$(0.432)	$(0.412)	$(0.399)	$(0.395)	$(0.402)

Net asset value — End of period	$9.400		$8.820	$9.340	$8.810	$8.810	$9.160

Total Return(2)	9.02	%(3)	(0.79)%	10.92%	4.99%	0.49%	2.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$82,502		$74,111	$86,047	$78,245	$86,348	$79,909
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.78%	0.77%	0.82%	0.78%	0.77	%(5)
Interest and fee expense(6)	0.07	%(4)	0.09%	0.08%	0.11%	0.29%	0.58%
Total expenses before custodian fee reduction	0.82	%(4)	0.87%	0.85%	0.93%	1.07%	1.35	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.75	%(4)	0.78%	0.77%	0.82%	0.75%	0.74	%(5)
Net investment income	4.63	%(4)	4.98%	4.72%	5.11%	4.41%	4.32%
Portfolio Turnover	5	%(3)	7%	10%	42%	23%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	North Carolina Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.490		$10.050	$9.480	$9.470	$9.850	$10.080

Income (Loss) From Operations

Net investment income(1)	$0.188		$0.398	$0.389	$0.383	$0.357	$0.360
Net realized and unrealized gain (loss)	0.617		(0.565)	0.555	(0.011)	(0.388)	(0.233)

Total income (loss) from operations	$0.805		$(0.167)	$0.944	$0.372	$(0.031)	$0.127

Less Distributions

From net investment income	$(0.185)		$(0.393)	$(0.374)	$(0.362)	$(0.349)	$(0.357)

Total distributions	$(0.185)		$(0.393)	$(0.374)	$(0.362)	$(0.349)	$(0.357)

Net asset value — End of period	$10.110		$9.490	$10.050	$9.480	$9.470	$9.850

Total Return(2)	8.57	%(3)	(1.54)%	10.14%	4.30%	(0.33)%	1.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,388		$2,544	$4,220	$5,209	$6,719	$8,683
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.53%	1.52%	1.57%	1.53%	1.52	%(5)
Interest and fee expense(6)	0.07	%(4)	0.09%	0.08%	0.11%	0.29%	0.58%
Total expenses before custodian fee reduction	1.58	%(4)	1.62%	1.60%	1.68%	1.82%	2.10	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(4)	1.53%	1.52%	1.57%	1.50%	1.49	%(5)
Net investment income	3.89	%(4)	4.22%	3.98%	4.37%	3.66%	3.57%
Portfolio Turnover	5	%(3)	7%	10%	42%	23%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	North Carolina Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.490		$10.050	$9.480	$9.470	$9.850	$10.070

Income (Loss) From Operations

Net investment income(1)	$0.187		$0.398	$0.385	$0.384	$0.355	$0.357
Net realized and unrealized gain (loss)	0.618		(0.564)	0.558	(0.012)	(0.386)	(0.220)

Total income (loss) from operations	$0.805		$(0.166)	$0.943	$0.372	$(0.031)	$0.137

Less Distributions

From net investment income	$(0.185)		$(0.394)	$(0.373)	$(0.362)	$(0.349)	$(0.357)

Total distributions	$(0.185)		$(0.394)	$(0.373)	$(0.362)	$(0.349)	$(0.357)

Net asset value — End of period	$10.110		$9.490	$10.050	$9.480	$9.470	$9.850

Total Return(2)	8.57	%(3)	(1.54)%	10.13%	4.30%	(0.33)%	1.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,288		$13,509	$14,952	$8,734	$8,073	$4,880
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.53%	1.52%	1.57%	1.53%	1.51	%(5)
Interest and fee expense(6)	0.07	%(4)	0.09%	0.08%	0.11%	0.29%	0.58%
Total expenses before custodian fee reduction	1.57	%(4)	1.62%	1.60%	1.68%	1.82%	2.09	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.53%	1.52%	1.57%	1.50%	1.48	%(5)
Net investment income	3.86	%(4)	4.22%	3.94%	4.36%	3.65%	3.56%
Portfolio Turnover	5	%(3)	7%	10%	42%	23%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	North Carolina Fund — Class I

	Six Months Ended		Year Ended August 31,
	February 29, 2012					Period Ended
	(Unaudited)		2011	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.840		$9.370	$8.830	$8.820	$8.550

Income (Loss) From Operations

Net investment income(2)	$0.218		$0.455	$0.447	$0.437	$0.216
Net realized and unrealized gain (loss)	0.588		(0.535)	0.523	(0.010)	0.259

Total income (loss) from operations	$0.806		$(0.080)	$0.970	$0.427	$0.475

Less Distributions

From net investment income	$(0.216)		$(0.450)	$(0.430)	$(0.417)	$(0.205)

Total distributions	$(0.216)		$(0.450)	$(0.430)	$(0.417)	$(0.205)

Net asset value — End of period	$9.430		$8.840	$9.370	$8.830	$8.820

Total Return(3)	9.10	%(4)	(0.57)%	11.23%	5.32%	5.56	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,396		$14,491	$17,125	$8,303	$950
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(5)	0.58%	0.58%	0.63%	0.58	%(5)
Interest and fee expense(6)	0.07	%(5)	0.09%	0.08%	0.11%	0.29	%(5)
Total expenses before custodian fee reduction	0.62	%(5)	0.67%	0.66%	0.74%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.55	%(5)	0.58%	0.58%	0.62%	0.54	%(5)
Net investment income	4.83	%(5)	5.18%	4.91%	5.33%	4.86	%(5)
Portfolio Turnover	5	%(4)	7%	10%	42%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Oregon Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.630		$9.180	$8.510	$8.720	$9.260	$9.550

Income (Loss) From Operations

Net investment income(1)	$0.213		$0.443	$0.413	$0.399	$0.410	$0.411
Net realized and unrealized gain (loss)	0.889		(0.554)	0.648	(0.210)	(0.533)	(0.278)

Total income (loss) from operations	$1.102		$(0.111)	$1.061	$0.189	$(0.123)	$0.133

Less Distributions

From net investment income	$(0.212)		$(0.439)	$(0.391)	$(0.399)	$(0.417)	$(0.423)

Total distributions	$(0.212)		$(0.439)	$(0.391)	$(0.399)	$(0.417)	$(0.423)

Net asset value — End of period	$9.520		$8.630	$9.180	$8.510	$8.720	$9.260

Total Return(2)	12.93	%(3)	(1.01)%	12.77%	2.65%	(1.36)%	1.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$108,615		$99,049	$126,583	$118,827	$124,199	$110,060
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.77%	0.78%	0.82%	0.76%	0.78	%(5)
Interest and fee expense(6)	0.10	%(4)	0.10%	0.04%	0.12%	0.22%	0.47%
Total expenses before custodian fee reduction	0.85	%(4)	0.87%	0.82%	0.94%	0.98%	1.25	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.75	%(4)	0.77%	0.78%	0.81%	0.74%	0.75	%(5)
Net investment income	4.78	%(4)	5.21%	4.71%	5.05%	4.53%	4.31%
Portfolio Turnover	3	%(3)	12%	22%	42%	34%	42%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Oregon Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.440		$10.040	$9.310	$9.540	$10.120	$10.440

Income (Loss) From Operations

Net investment income(1)	$0.197		$0.414	$0.380	$0.372	$0.375	$0.376
Net realized and unrealized gain (loss)	0.969		(0.604)	0.708	(0.233)	(0.577)	(0.312)

Total income (loss) from operations	$1.166		$(0.190)	$1.088	$0.139	$(0.202)	$0.064

Less Distributions

From net investment income	$(0.196)		$(0.410)	$(0.358)	$(0.369)	$(0.378)	$(0.384)

Total distributions	$(0.196)		$(0.410)	$(0.358)	$(0.369)	$(0.378)	$(0.384)

Net asset value — End of period	$10.410		$9.440	$10.040	$9.310	$9.540	$10.120

Total Return(2)	12.48	%(3)	(1.73)%	11.92%	1.85%	(2.04)%	0.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,752		$6,873	$10,773	$12,114	$14,432	$17,077
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.52%	1.53%	1.56%	1.51%	1.53	%(5)
Interest and fee expense(6)	0.10	%(4)	0.10%	0.04%	0.12%	0.22%	0.47%
Total expenses before custodian fee reduction	1.60	%(4)	1.62%	1.57%	1.68%	1.73%	2.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.52%	1.53%	1.56%	1.49%	1.50	%(5)
Net investment income	4.04	%(4)	4.44%	3.96%	4.31%	3.77%	3.60%
Portfolio Turnover	3	%(3)	12%	22%	42%	34%	42%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Oregon Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.450		$10.050	$9.320	$9.550	$10.130	$10.440

Income (Loss) From Operations

Net investment income(1)	$0.196		$0.415	$0.380	$0.371	$0.373	$0.368
Net realized and unrealized gain (loss)	0.970		(0.605)	0.708	(0.232)	(0.575)	(0.294)

Total income (loss) from operations	$1.166		$(0.190)	$1.088	$0.139	$(0.202)	$0.074

Less Distributions

From net investment income	$(0.196)		$(0.410)	$(0.358)	$(0.369)	$(0.378)	$(0.384)

Total distributions	$(0.196)		$(0.410)	$(0.358)	$(0.369)	$(0.378)	$(0.384)

Net asset value — End of period	$10.420		$9.450	$10.050	$9.320	$9.550	$10.130

Total Return(2)	12.47	%(3)	(1.72)%	11.91%	1.85%	(2.03)%	0.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,235		$16,815	$21,031	$19,429	$16,927	$8,362
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.52%	1.53%	1.57%	1.52%	1.53	%(5)
Interest and fee expense(6)	0.10	%(4)	0.10%	0.04%	0.12%	0.22%	0.47%
Total expenses before custodian fee reduction	1.60	%(4)	1.62%	1.57%	1.69%	1.74%	2.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.52%	1.53%	1.56%	1.49%	1.50	%(5)
Net investment income	4.02	%(4)	4.46%	3.96%	4.29%	3.78%	3.54%
Portfolio Turnover	3	%(3)	12%	22%	42%	34%	42%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Oregon Fund — Class I

	Six Months Ended
	February 29, 2012		Year Ended	Period Ended
	(Unaudited)		August 31, 2011	August 31, 2010(1)

Net asset value — Beginning of period	$8.620		$9.180	$8.850

Income (Loss) From Operations

Net investment income(2)	$0.220		$0.461	$0.033
Net realized and unrealized gain (loss)	0.891		(0.566)	0.330

Total income (loss) from operations	$1.111		$(0.105)	$0.363

Less Distributions

From net investment income	$(0.221)		$(0.455)	$(0.033)

Total distributions	$(0.221)		$(0.455)	$(0.033)

Net asset value — End of period	$9.510		$8.620	$9.180

Total Return(3)	13.05	%(4)	(0.92)%	4.11	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,153		$3,262	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(5)	0.57%	0.60	%(5)
Interest and fee expense(6)	0.10	%(5)	0.10%	0.04	%(5)
Total expenses(7)	0.65	%(5)	0.67%	0.64	%(5)
Net investment income	4.88	%(5)	5.44%	4.66	%(5)
Portfolio Turnover	3	%(4)	12%	22	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	South Carolina Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.930		$9.530	$8.870	$9.100	$9.700	$10.050

Income (Loss) From Operations

Net investment income(1)	$0.207		$0.442	$0.413	$0.405	$0.420	$0.409
Net realized and unrealized gain (loss)	0.679		(0.603)	0.639	(0.233)	(0.598)	(0.346)

Total income (loss) from operations	$0.886		$(0.161)	$1.052	$0.172	$(0.178)	$0.063

Less Distributions

From net investment income	$(0.206)		$(0.439)	$(0.392)	$(0.402)	$(0.422)	$(0.413)

Total distributions	$(0.206)		$(0.439)	$(0.392)	$(0.402)	$(0.422)	$(0.413)

Net asset value — End of period	$9.610		$8.930	$9.530	$8.870	$9.100	$9.700

Total Return(2)	10.04	%(3)	(1.52)%	12.12%	2.23%	(1.75)%	0.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$87,858		$78,406	$109,294	$103,451	$110,470	$103,975
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.76%	0.75%	0.80%	0.77%	0.76	%(5)
Interest and fee expense(6)	0.08	%(4)	0.10%	0.04%	0.10%	0.22%	0.45%
Total expenses before custodian fee reduction	0.81	%(4)	0.86%	0.79%	0.90%	0.99%	1.21	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.76%	0.75%	0.80%	0.75%	0.73	%(5)
Net investment income	4.52	%(4)	4.99%	4.51%	4.91%	4.44%	4.06%
Portfolio Turnover	17	%(3)	14%	26%	44%	47%	33%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	South Carolina Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.470		$10.110	$9.410	$9.650	$10.280	$10.660

Income (Loss) From Operations

Net investment income(1)	$0.184		$0.398	$0.365	$0.364	$0.371	$0.356
Net realized and unrealized gain (loss)	0.728		(0.643)	0.680	(0.246)	(0.631)	(0.378)

Total income (loss) from operations	$0.912		$(0.245)	$1.045	$0.118	$(0.260)	$(0.022)

Less Distributions

From net investment income	$(0.182)		$(0.395)	$(0.345)	$(0.358)	$(0.370)	$(0.358)

Total distributions	$(0.182)		$(0.395)	$(0.345)	$(0.358)	$(0.370)	$(0.358)

Net asset value — End of period	$10.200		$9.470	$10.110	$9.410	$9.650	$10.280

Total Return(2)	9.73	%(3)	(2.29)%	11.31%	1.59%	(2.56)%	(0.29)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,345		$4,585	$7,252	$9,442	$11,316	$14,559
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.52%	1.51%	1.56%	1.52%	1.51	%(5)
Interest and fee expense(6)	0.08	%(4)	0.10%	0.04%	0.10%	0.22%	0.45%
Total expenses before custodian fee reduction	1.57	%(4)	1.62%	1.55%	1.66%	1.74%	1.96	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.52%	1.51%	1.56%	1.50%	1.48	%(5)
Net investment income	3.80	%(4)	4.24%	3.76%	4.17%	3.69%	3.33%
Portfolio Turnover	17	%(3)	14%	26%	44%	47%	33%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	South Carolina Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.470		$10.110	$9.410	$9.660	$10.280	$10.660

Income (Loss) From Operations

Net investment income(1)	$0.183		$0.399	$0.365	$0.364	$0.369	$0.349
Net realized and unrealized gain (loss)	0.729		(0.644)	0.680	(0.256)	(0.619)	(0.371)

Total income (loss) from operations	$0.912		$(0.245)	$1.045	$0.108	$(0.250)	$(0.022)

Less Distributions

From net investment income	$(0.182)		$(0.395)	$(0.345)	$(0.358)	$(0.370)	$(0.358)

Total distributions	$(0.182)		$(0.395)	$(0.345)	$(0.358)	$(0.370)	$(0.358)

Net asset value — End of period	$10.200		$9.470	$10.110	$9.410	$9.660	$10.280

Total Return(2)	9.73	%(3)	(2.29)%	11.31%	1.48%	(2.46)%	(0.29)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,744		$22,267	$28,500	$23,022	$20,867	$13,623
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.51%	1.50%	1.55%	1.52%	1.51	%(5)
Interest and fee expense(6)	0.08	%(4)	0.10%	0.04%	0.10%	0.22%	0.45%
Total expenses before custodian fee reduction	1.56	%(4)	1.61%	1.54%	1.65%	1.74%	1.96	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.51%	1.50%	1.55%	1.50%	1.48	%(5)
Net investment income	3.77	%(4)	4.25%	3.75%	4.15%	3.69%	3.29%
Portfolio Turnover	17	%(3)	14%	26%	44%	47%	33%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	South Carolina Fund — Class I

	Six Months Ended		Year Ended August 31,
	February 29, 2012					Period Ended
	(Unaudited)		2011	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.930		$9.540	$8.880	$9.110	$8.620

Income (Loss) From Operations

Net investment income(2)	$0.217		$0.459	$0.432	$0.422	$0.215
Net realized and unrealized gain (loss)	0.688		(0.612)	0.637	(0.233)	0.496

Total income (loss) from operations	$0.905		$(0.153)	$1.069	$0.189	$0.711

Less Distributions

From net investment income	$(0.215)		$(0.457)	$(0.409)	$(0.419)	$(0.221)

Total distributions	$(0.215)		$(0.457)	$(0.409)	$(0.419)	$(0.221)

Net asset value — End of period	$9.620		$8.930	$9.540	$8.880	$9.110

Total Return(3)	10.26	%(4)	(1.43)%	12.32%	2.56%	8.26	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,296		$24,270	$39,520	$23,727	$22,826
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(5)	0.56%	0.56%	0.60%	0.55	%(5)
Interest and fee expense(6)	0.08	%(5)	0.10%	0.04%	0.10%	0.22	%(5)
Total expenses before custodian fee reduction	0.62	%(5)	0.66%	0.60%	0.70%	0.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(5)	0.56%	0.56%	0.60%	0.54	%(5)
Net investment income	4.74	%(5)	5.17%	4.71%	5.11%	4.68	%(5)
Portfolio Turnover	17	%(4)	14%	26%	44%	47	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Tennessee Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.560		$8.960	$8.670	$9.100	$9.530	$9.850

Income (Loss) From Operations

Net investment income(1)	$0.180		$0.380	$0.380	$0.388	$0.409	$0.407
Net realized and unrealized gain (loss)	0.440		(0.403)	0.279	(0.424)	(0.433)	(0.318)

Total income (loss) from operations	$0.620		$(0.023)	$0.659	$(0.036)	$(0.024)	$0.089

Less Distributions

From net investment income	$(0.180)		$(0.377)	$(0.369)	$(0.394)	$(0.406)	$(0.409)

Total distributions	$(0.180)		$(0.377)	$(0.369)	$(0.394)	$(0.406)	$(0.409)

Net asset value — End of period	$9.000		$8.560	$8.960	$8.670	$9.100	$9.530

Total Return(2)	7.33	%(3)	(0.20)%	7.71%	(0.03)%	(0.26)%	0.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$40,703		$39,755	$47,371	$46,787	$49,219	$49,444
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(4)	0.73%	0.74%	0.79%	0.74%	0.75	%(5)
Interest and fee expense(6)	0.01	%(4)	0.01%	0.01%	0.03%	0.09%	0.21%
Total expenses before custodian fee reduction	0.73	%(4)	0.74%	0.75%	0.82%	0.83%	0.96	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.73%	0.74%	0.79%	0.72%	0.72	%(5)
Net investment income	4.17	%(4)	4.39%	4.27%	4.72%	4.35%	4.15%
Portfolio Turnover	4	%(3)	5%	12%	20%	26%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Tennessee Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.320		$9.760	$9.450	$9.910	$10.380	$10.730

Income (Loss) From Operations

Net investment income(1)	$0.161		$0.343	$0.342	$0.356	$0.369	$0.365
Net realized and unrealized gain (loss)	0.480		(0.443)	0.298	(0.458)	(0.475)	(0.350)

Total income (loss) from operations	$0.641		$(0.100)	$0.640	$(0.102)	$(0.106)	$0.015

Less Distributions

From net investment income	$(0.161)		$(0.340)	$(0.330)	$(0.358)	$(0.364)	$(0.365)

Total distributions	$(0.161)		$(0.340)	$(0.330)	$(0.358)	$(0.364)	$(0.365)

Net asset value — End of period	$9.800		$9.320	$9.760	$9.450	$9.910	$10.380

Total Return(2)	6.95	%(3)	(0.99)%	6.86%	(0.73)%	(1.05)%	0.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,417		$1,634	$3,024	$4,069	$5,247	$6,215
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.49%	1.49%	1.54%	1.49%	1.50	%(5)
Interest and fee expense(6)	0.01	%(4)	0.01%	0.01%	0.03%	0.09%	0.21%
Total expenses before custodian fee reduction	1.49	%(4)	1.50%	1.50%	1.57%	1.58%	1.71	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.49%	1.49%	1.54%	1.47%	1.47	%(5)
Net investment income	3.42	%(4)	3.64%	3.52%	3.99%	3.60%	3.41%
Portfolio Turnover	4	%(3)	5%	12%	20%	26%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Tennessee Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.320		$9.760	$9.440	$9.910	$10.370	$10.720

Income (Loss) From Operations

Net investment income(1)	$0.161		$0.342	$0.339	$0.351	$0.366	$0.362
Net realized and unrealized gain (loss)	0.480		(0.442)	0.311	(0.463)	(0.463)	(0.347)

Total income (loss) from operations	$0.641		$(0.100)	$0.650	$(0.112)	$(0.097)	$0.015

Less Distributions

From net investment income	$(0.161)		$(0.340)	$(0.330)	$(0.358)	$(0.363)	$(0.365)

Total distributions	$(0.161)		$(0.340)	$(0.330)	$(0.358)	$(0.363)	$(0.365)

Net asset value — End of period	$9.800		$9.320	$9.760	$9.440	$9.910	$10.370

Total Return(2)	6.95	%(3)	(0.99)%	6.97%	(0.83)%	(0.95)%	0.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,141		$7,544	$9,013	$6,004	$4,078	$2,683
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.48%	1.49%	1.54%	1.50%	1.49	%(5)
Interest and fee expense(6)	0.01	%(4)	0.01%	0.01%	0.03%	0.09%	0.21%
Total expenses before custodian fee reduction	1.48	%(4)	1.49%	1.50%	1.57%	1.59%	1.70	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.48%	1.49%	1.54%	1.47%	1.46	%(5)
Net investment income	3.42	%(4)	3.64%	3.49%	3.93%	3.59%	3.40%
Portfolio Turnover	4	%(3)	5%	12%	20%	26%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Tennessee Fund — Class I

	Six Months Ended
	February 29, 2012		Year Ended	Period Ended
	(Unaudited)		August 31, 2011	August 31, 2010(1)

Net asset value — Beginning of period	$8.550		$8.960	$8.890

Income (Loss) From Operations

Net investment income(2)	$0.185		$0.395	$0.030
Net realized and unrealized gain (loss)	0.443		(0.413)	0.070

Total income (loss) from operations	$0.628		$(0.018)	$0.100

Less Distributions

From net investment income	$(0.188)		$(0.392)	$(0.030)

Total distributions	$(0.188)		$(0.392)	$(0.030)

Net asset value — End of period	$8.990		$8.550	$8.960

Total Return(3)	7.44	%(4)	(0.15)%	1.12	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$522		$104	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52	%(5)	0.53%	0.57	%(5)
Interest and fee expense(6)	0.01	%(5)	0.01%	0.01	%(5)
Total expenses(7)	0.53	%(5)	0.54%	0.58	%(5)
Net investment income	4.25	%(5)	4.59%	4.24	%(5)
Portfolio Turnover	4	%(4)	5%	12	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Virginia Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.060		$8.480	$8.360	$8.690	$9.280	$9.770

Income (Loss) From Operations

Net investment income(1)	$0.180		$0.394	$0.396	$0.391	$0.412	$0.403
Net realized and unrealized gain (loss)	0.409		(0.424)	0.100	(0.327)	(0.592)	(0.485)

Total income (loss) from operations	$0.589		$(0.030)	$0.496	$0.064	$(0.180)	$(0.082)

Less Distributions

From net investment income	$(0.179)		$(0.390)	$(0.376)	$(0.394)	$(0.410)	$(0.408)

Total distributions	$(0.179)		$(0.390)	$(0.376)	$(0.394)	$(0.410)	$(0.408)

Net asset value — End of period	$8.470		$8.060	$8.480	$8.360	$8.690	$9.280

Total Return(2)	7.40	%(3)	(0.31)%	5.97%	1.27%	(2.00)%	(0.95)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$83,078		$80,065	$99,082	$105,788	$107,673	$107,632
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(4)	0.77%	0.78%	0.83%	0.78%	0.78	%(5)
Interest and fee expense(6)	0.04	%(4)	0.05%	0.04%	0.12%	0.37%	0.57%
Total expenses before custodian fee reduction	0.80	%(4)	0.82%	0.82%	0.95%	1.15%	1.35	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.76	%(4)	0.77%	0.78%	0.82%	0.76%	0.76	%(5)
Net investment income	4.43	%(4)	4.82%	4.61%	5.06%	4.53%	4.14%
Portfolio Turnover	5	%(3)	4%	5%	32%	26%	28%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Virginia Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.920		$9.380	$9.250	$9.620	$10.270	$10.820

Income (Loss) From Operations

Net investment income(1)	$0.166		$0.368	$0.368	$0.370	$0.381	$0.367
Net realized and unrealized gain (loss)	0.448		(0.465)	0.110	(0.370)	(0.656)	(0.547)

Total income (loss) from operations	$0.614		$(0.097)	$0.478	$—	$(0.275)	$(0.180)

Less Distributions

From net investment income	$(0.164)		$(0.363)	$(0.348)	$(0.370)	$(0.375)	$(0.370)

Total distributions	$(0.164)		$(0.363)	$(0.348)	$(0.370)	$(0.375)	$(0.370)

Net asset value — End of period	$9.370		$8.920	$9.380	$9.250	$9.620	$10.270

Total Return(2)	6.96	%(3)	(1.00)%	5.19%	0.43%	(2.73)%	(1.77)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,423		$3,757	$6,478	$9,863	$14,451	$19,055
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.52%	1.53%	1.58%	1.53%	1.53	%(5)
Interest and fee expense(6)	0.04	%(4)	0.05%	0.04%	0.12%	0.37%	0.57%
Total expenses before custodian fee reduction	1.55	%(4)	1.57%	1.57%	1.70%	1.90%	2.10	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(4)	1.52%	1.53%	1.57%	1.51%	1.51	%(5)
Net investment income	3.68	%(4)	4.06%	3.87%	4.34%	3.78%	3.40%
Portfolio Turnover	5	%(3)	4%	5%	32%	26%	28%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Virginia Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.930		$9.390	$9.260	$9.630	$10.280	$10.810

Income (Loss) From Operations

Net investment income(1)	$0.166		$0.369	$0.367	$0.368	$0.381	$0.365
Net realized and unrealized gain (loss)	0.449		(0.465)	0.111	(0.368)	(0.656)	(0.525)

Total income (loss) from operations	$0.615		$(0.096)	$0.478	$—	$(0.275)	$(0.160)

Less Distributions

From net investment income	$(0.165)		$(0.364)	$(0.348)	$(0.370)	$(0.375)	$(0.370)

Total distributions	$(0.165)		$(0.364)	$(0.348)	$(0.370)	$(0.375)	$(0.370)

Net asset value — End of period	$9.380		$8.930	$9.390	$9.260	$9.630	$10.280

Total Return(2)	6.96	%(3)	(0.99)%	5.19%	0.43%	(2.73)%	(1.58)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,714		$9,699	$13,453	$12,287	$9,451	$5,236
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.52%	1.53%	1.59%	1.53%	1.53	%(5)
Interest and fee expense(6)	0.04	%(4)	0.05%	0.04%	0.12%	0.37%	0.57%
Total expenses before custodian fee reduction	1.55	%(4)	1.57%	1.57%	1.71%	1.90%	2.10	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(4)	1.52%	1.53%	1.58%	1.51%	1.51	%(5)
Net investment income	3.68	%(4)	4.08%	3.86%	4.29%	3.80%	3.40%
Portfolio Turnover	5	%(3)	4%	5%	32%	26%	28%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Financial Highlights — continued

	Virginia Fund — Class I

	Six Months Ended		Year Ended August 31,
	February 29, 2012					Period Ended
	(Unaudited)		2011	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.080		$8.500	$8.370	$8.710	$8.440

Income (Loss) From Operations

Net investment income(2)	$0.189		$0.411	$0.414	$0.403	$0.222
Net realized and unrealized gain (loss)	0.409		(0.424)	0.109	(0.332)	0.263

Total income (loss) from operations	$0.598		$(0.013)	$0.523	$0.071	$0.485

Less Distributions

From net investment income	$(0.188)		$(0.407)	$(0.393)	$(0.411)	$(0.215)

Total distributions	$(0.188)		$(0.407)	$(0.393)	$(0.411)	$(0.215)

Net asset value — End of period	$8.490		$8.080	$8.500	$8.370	$8.710

Total Return(3)	7.49	%(4)	(0.09)%	6.30%	1.36%	5.73	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,590		$18,510	$18,557	$9,945	$1,338
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56	%(5)	0.57%	0.57%	0.64%	0.63	%(5)
Interest and fee expense(6)	0.04	%(5)	0.05%	0.04%	0.12%	0.37	%(5)
Total expenses before custodian fee reduction	0.60	%(5)	0.62%	0.61%	0.76%	1.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56	%(5)	0.57%	0.57%	0.63%	0.56	%(5)
Net investment income	4.62	%(5)	5.02%	4.81%	5.20%	5.07	%(5)
Portfolio Turnover	5	%(4)	4%	5%	32%	26	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-two funds, eleven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipal Income Fund (Alabama Fund), Eaton Vance Arkansas Municipal Income Fund (Arkansas Fund), Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Kentucky Municipal Income Fund (Kentucky Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund), Eaton Vance Tennessee Municipal Income Fund (Tennessee Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

At August 31, 2011, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
Expiration Date	Fund	Fund	Fund	Fund	Fund	Fund

August 31, 2012	$—	$—	$117,457	$2,260,947	$—	$135,451
August 31, 2013	—	661,011	931,893	944,485	818,358	831,764
August 31, 2015	—	—	536,265	—	204,999	—
August 31, 2016	143,185	126,693	306,338	98,602	4,159,062	337,671
August 31, 2017	149,650	826,603	980,989	155,003	34,823	2,259,438
August 31, 2018	1,195,230	1,981,781	2,812,349	442,246	2,032,881	3,282,262
August 31, 2019	434,821	1,798,823	3,087,553	958,653	1,823,894	1,434,581

	$1,922,886	$5,394,911	$8,772,844	$4,859,936	$9,074,017	$8,281,167

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
Expiration Date	Fund	Fund	Fund	Fund	Fund

August 31, 2012	$—	$—	$—	$—	$174,008
August 31, 2013	—	1,258,470	290,746	309,297	1,185,970
August 31, 2015	88,235	—	—	—	—
August 31, 2016	274,170	2,145,240	1,027,752	238,529	502,088
August 31, 2017	—	1,066,237	3,019,420	—	3,212,881
August 31, 2018	3,573,563	9,061,392	10,869,967	3,909,047	464,954
August 31, 2019	1,655,671	809,441	527,346	1,662,071	10,782,176

	$5,591,639	$14,340,780	$15,735,231	$6,118,944	$16,322,077

In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital losses, if any, created after August 31, 2011.

Additionally, at August 31, 2011, the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund had net capital losses of $734,560, $734,338, $1,215,903, $236,394, $1,009,896, $1,406,499, $2,649,470, $2,793,236, $6,592,722, $601,933 and $4,754,272, respectively, attributable to security transactions incurred after October 31, 2010. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending August 31, 2012.

As of February 29, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 29, 2012, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Alabama	Arkansas	Georgia	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund

Floating Rate Notes Outstanding	$1,710,000	$600,000	$4,265,000	$3,810,000	$1,880,000
Interest Rate or Range of Interest Rates (%)	0.26 - 0.27	0.31	0.26 - 0.31	0.22 -0.27	0.16 - 0.31
Collateral for Floating Rate Notes Outstanding	$2,390,317	$1,346,784	$6,914,970	$5,540,645	$3,747,591

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Floating Rate Notes Outstanding	$9,935,000	$17,370,000	$12,890,000	$280,000	$4,850,000
Interest Rate or Range of Interest Rates (%)	0.16 - 0.31	0.18 - 0.31	0.16 - 0.31	0.31	0.26 - 0.31
Collateral for Floating Rate Notes Outstanding	$15,621,612	$26,591,389	$20,344,417	$628,499	$9,574,992

For the six months ended February 29, 2012, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Alabama	Arkansas	Georgia	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund

Average Floating Rate Notes Outstanding	$1,710,000	$691,071	$4,615,275	$3,810,000	$2,454,451
Average Interest Rate	0.78%	0.99%	0.84%	0.80%	0.87%

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Average Floating Rate Notes Outstanding	$9,935,000	$17,370,000	$12,890,000	$357,060	$5,130,220
Average Interest Rate	0.80%	0.79%	0.80%	0.97%	0.96%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 29, 2012.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

N Interim Financial Statements — The interim financial statements relating to February 29, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended February 29, 2012, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Investment Adviser Fee	$72,692	$105,827	$105,121	$71,543	$128,336	$144,880
Effective Annual Rate	0.28%	0.31%	0.32%	0.27%	0.33%	0.34%

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Investment Adviser Fee	$204,280	$262,897	$261,486	$64,437	$209,780
Effective Annual Rate	0.38%	0.40%	0.39%	0.27%	0.37%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended February 29, 2012 were as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

EVM’s Sub-Transfer Agent Fees	$627	$719	$778	$716	$1,139	$1,069
EVD’s Class A Sales Charges	$3,181	$6,896	$12,786	$7,011	$8,977	$7,654

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

EVM’s Sub-Transfer Agent Fees	$1,339	$1,415	$933	$642	$1,483
EVD’s Class A Sales Charges	$24,396	$35,346	$16,243	$5,819	$9,889

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2012 for Class A shares amounted to the following:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Class A Distribution and Service Fees	$42,766	$56,494	$47,565	$47,686	$58,993	$76,648

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Class A Distribution and Service Fees	$76,356	$101,963	$81,633	$39,354	$80,076

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 29, 2012, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Class B Distribution Fees	$5,898	$9,806	$10,020	$3,592	$12,163	$9,419
Class C Distribution Fees	$9,380	$24,407	$26,532	$10,076	$46,883	$18,572

		North Carolina	Oregon	South Carolina	Tennessee	Virginia
		Fund	Fund	Fund	Fund	Fund

Class B Distribution Fees		$9,101	$25,693	$16,576	$5,653	$13,678
Class C Distribution Fees		$53,398	$68,883	$88,804	$27,914	$35,447

At February 29, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Class B	$1,226,000	$1,227,000	$1,793,000	$1,265,000	$1,509,000	$394,000
Class C	$336,000	$585,000	$803,000	$256,000	$1,145,000	$371,000

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Class B	$1,852,000	$1,645,000	$1,193,000	$699,000	$952,000
Class C	$1,201,000	$1,582,000	$2,434,200	$627,000	$833,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 29, 2012 amounted to the following:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Class B Service Fees	$1,573	$2,615	$2,672	$958	$3,244	$2,512
Class C Service Fees	$2,501	$6,508	$7,075	$2,687	$12,502	$4,953

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Class B Service Fees	$2,427	$6,851	$4,420	$1,508	$3,648
Class C Service Fees	$14,240	$18,369	$23,681	$7,444	$9,453

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended February 29, 2012, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Class A	$—	$100	$—	$—	$—	$—
Class B	$—	$1,300	$3,500	$—	$700	$1,500
Class C	$—	$1,400	$200	$—	$—	$—

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Class A	$—	$—	$—	$300	$700
Class B	$1,800	$5,500	$2,300	$500	$700
Class C	$700	$—	$1,000	$—	$100

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 29, 2012 were as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$2,181,170	$2,484,171	$2,513,443	$3,317,198	$1,598,081	$4,256,311
Sales	$3,246,807	$8,355,831	$7,174,564	$4,478,049	$4,582,325	$8,329,183

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Purchases	$8,099,463	$6,344,153	$26,011,287	$1,953,537	$6,010,295
Sales	$5,708,209	$4,865,475	$25,001,498	$5,267,131	$14,497,762

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Alabama Fund
	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	73,015	256,068
Issued to shareholders electing to receive payments of distributions in Fund shares	62,198	119,050
Redemptions	(283,934)	(946,939)
Exchange from Class B shares	36,644	119,182

Net decrease	(112,077)	(452,639)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	5,129	7,210
Issued to shareholders electing to receive payments of distributions in Fund shares	1,674	4,948
Redemptions	(5,457)	(105,293)
Exchange to Class A shares	(33,328)	(108,295)

Net decrease	(31,982)	(201,430)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	16,647	68,150
Issued to shareholders electing to receive payments of distributions in Fund shares	1,793	3,670
Redemptions	(3,756)	(108,148)

Net increase (decrease)	14,684	(36,328)

	Six Months Ended
	February 29, 2012	Year Ended
Class I	(Unaudited)	August 31, 2011

Sales	66,569	190,274
Issued to shareholders electing to receive payments of distributions in Fund shares	3,049	2,362
Redemptions	(11,736)	(74,700)

Net increase	57,882	117,936

Arkansas Fund
	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	157,062	445,100
Issued to shareholders electing to receive payments of distributions in Fund shares	103,813	193,545
Redemptions	(724,893)	(1,128,703)
Exchange from Class B shares	31,097	83,105

Net decrease	(432,921)	(406,953)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	16,642	59,566
Issued to shareholders electing to receive payments of distributions in Fund shares	3,801	8,377
Redemptions	(14,933)	(28,528)
Exchange to Class A shares	(28,936)	(77,317)

Net decrease	(23,426)	(37,902)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	56,031	220,044
Issued to shareholders electing to receive payments of distributions in Fund shares	9,162	12,877
Redemptions	(42,372)	(179,344)

Net increase	22,821	53,577

	Six Months Ended
	February 29, 2012	Year Ended
Class I	(Unaudited)	August 31, 2011

Sales	55,513	197,205
Issued to shareholders electing to receive payments of distributions in Fund shares	4,166	2,249
Redemptions	(12,753)	(4,702)

Net increase	46,926	194,752

Georgia Fund
	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	436,414	510,659
Issued to shareholders electing to receive payments of distributions in Fund shares	75,714	178,864
Redemptions	(688,306)	(1,716,770)
Exchange from Class B shares	81,509	164,007

Net decrease	(94,669)	(863,240)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	3,944	26,044
Issued to shareholders electing to receive payments of distributions in Fund shares	3,818	9,359
Redemptions	(18,128)	(85,382)
Exchange to Class A shares	(76,271)	(153,365)

Net decrease	(86,637)	(203,344)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	63,447	138,697
Issued to shareholders electing to receive payments of distributions in Fund shares	10,004	22,264
Redemptions	(67,101)	(405,756)

Net increase (decrease)	6,350	(244,795)

	Six Months Ended
	February 29, 2012	Year Ended
Class I	(Unaudited)	August 31, 2011

Sales	175,270	393,520
Issued to shareholders electing to receive payments of distributions in Fund shares	2,823	3,021
Redemptions	(278,785)	(295,216)

Net increase (decrease)	(100,692)	101,325

Kentucky Fund
	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	164,574	716,621
Issued to shareholders electing to receive payments of distributions in Fund shares	92,367	180,481
Redemptions	(283,820)	(1,038,257)
Exchange from Class B shares	28,314	131,294

Net increase (decrease)	1,435	(9,861)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	317	18,632
Issued to shareholders electing to receive payments of distributions in Fund shares	1,302	5,143
Redemptions	(590)	(56,604)
Exchange to Class A shares	(26,215)	(121,550)

Net decrease	(25,186)	(154,379)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	52,553	54,242
Issued to shareholders electing to receive payments of distributions in Fund shares	3,970	6,024
Redemptions	(14,016)	(31,013)

Net increase	42,507	29,253

	Six Months Ended
	February 29, 2012	Year Ended
Class I	(Unaudited)	August 31, 2011

Sales	33,152	60,190
Issued to shareholders electing to receive payments of distributions in Fund shares	1,377	611
Redemptions	(1,021)	(1,504)

Net increase	33,508	59,297

Maryland Fund
	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	270,107	235,864
Issued to shareholders electing to receive payments of distributions in Fund shares	91,837	209,077
Redemptions	(276,329)	(2,314,804)
Exchange from Class B shares	79,405	180,973

Net increase (decrease)	165,020	(1,688,890)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	6,013	6,141
Issued to shareholders electing to receive payments of distributions in Fund shares	4,241	11,883
Redemptions	(12,113)	(84,048)
Exchange to Class A shares	(72,784)	(165,848)

Net decrease	(74,643)	(231,872)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	216,056	159,613
Issued to shareholders electing to receive payments of distributions in Fund shares	13,060	25,850
Redemptions	(45,033)	(516,555)

Net increase (decrease)	184,083	(331,092)

	Six Months Ended
	February 29, 2012	Year Ended
Class I	(Unaudited)	August 31, 2011

Sales	38,731	148,707
Issued to shareholders electing to receive payments of distributions in Fund shares	2,198	4,091
Redemptions	(27,637)	(483,102)

Net increase (decrease)	13,292	(330,304)

Missouri Fund
	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	389,388	772,309
Issued to shareholders electing to receive payments of distributions in Fund shares	125,950	258,828
Redemptions	(689,781)	(2,794,767)
Exchange from Class B shares	28,303	158,931

Net decrease	(146,140)	(1,604,699)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	1,498	25,042
Issued to shareholders electing to receive payments of distributions in Fund shares	3,286	8,562
Redemptions	(20,520)	(53,841)
Exchange to Class A shares	(25,603)	(143,793)

Net decrease	(41,339)	(164,030)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	41,959	87,799
Issued to shareholders electing to receive payments of distributions in Fund shares	5,394	9,606
Redemptions	(14,452)	(178,173)

Net increase (decrease)	32,901	(80,768)

	Six Months Ended
	February 29, 2012	Year Ended
Class I	(Unaudited)	August 31, 2011

Sales	85,879	84,589
Issued to shareholders electing to receive payments of distributions in Fund shares	2,104	732
Redemptions	(19,320)	(2,697)

Net increase	68,663	82,624

North Carolina Fund
	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	663,184	910,471
Issued to shareholders electing to receive payments of distributions in Fund shares	154,928	298,418
Redemptions	(462,828)	(2,166,265)
Exchange from Class B shares	16,778	149,795

Net increase (decrease)	372,062	(807,581)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	5,901	19,217
Issued to shareholders electing to receive payments of distributions in Fund shares	4,153	8,426
Redemptions	(26,458)	(40,232)
Exchange to Class A shares	(15,599)	(139,202)

Net decrease	(32,003)	(151,791)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	335,746	441,209
Issued to shareholders electing to receive payments of distributions in Fund shares	21,677	37,061
Redemptions	(170,882)	(542,187)

Net increase (decrease)	186,541	(63,917)

	Six Months Ended
	February 29, 2012	Year Ended
Class I	(Unaudited)	August 31, 2011

Sales	292,674	552,694
Issued to shareholders electing to receive payments of distributions in Fund shares	6,600	9,880
Redemptions	(198,697)	(751,962)

Net increase (decrease)	100,577	(189,388)

Oregon Fund
	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	673,584	1,079,310
Issued to shareholders electing to receive payments of distributions in Fund shares	214,193	465,145
Redemptions	(1,022,026)	(4,093,821)
Exchange from Class B shares	68,133	239,739

Net decrease	(66,116)	(2,309,627)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	16,380	21,711
Issued to shareholders electing to receive payments of distributions in Fund shares	10,229	25,838
Redemptions	(43,882)	(173,027)
Exchange to Class A shares	(62,259)	(219,120)

Net decrease	(79,532)	(344,598)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	230,321	259,745
Issued to shareholders electing to receive payments of distributions in Fund shares	30,595	65,508
Redemptions	(98,849)	(637,673)

Net increase (decrease)	162,067	(312,420)

	Six Months Ended
	February 29, 2012	Year Ended
Class I	(Unaudited)	August 31, 2011

Sales	754,674	392,634
Issued to shareholders electing to receive payments of distributions in Fund shares	8,013	2,326
Redemptions	(73,191)	(16,619)

Net increase	689,496	378,341

South Carolina Fund
	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	657,650	695,504
Issued to shareholders electing to receive payments of distributions in Fund shares	170,524	340,587
Redemptions	(510,737)	(3,896,980)
Exchange from Class B shares	36,242	182,095

Net increase (decrease)	353,679	(2,678,794)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	11,153	18,324
Issued to shareholders electing to receive payments of distributions in Fund shares	7,537	18,226
Redemptions	(42,762)	(97,740)
Exchange to Class A shares	(34,143)	(171,656)

Net decrease	(58,215)	(232,846)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	410,916	446,238
Issued to shareholders electing to receive payments of distributions in Fund shares	34,130	74,784
Redemptions	(174,664)	(987,145)

Net increase (decrease)	270,382	(466,123)

	Six Months Ended
	February 29, 2012	Year Ended
Class I	(Unaudited)	August 31, 2011

Sales	317,662	732,224
Issued to shareholders electing to receive payments of distributions in Fund shares	10,136	5,643
Redemptions	(415,797)	(2,162,664)

Net decrease	(87,999)	(1,424,797)

Tennessee Fund
	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	152,992	263,305
Issued to shareholders electing to receive payments of distributions in Fund shares	73,346	147,507
Redemptions	(378,896)	(1,142,745)
Exchange from Class B shares	31,558	90,843

Net decrease	(121,000)	(641,090)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	6,456	8,879
Issued to shareholders electing to receive payments of distributions in Fund shares	2,189	5,386
Redemptions	(10,371)	(65,411)
Exchange to Class A shares	(28,954)	(83,351)

Net decrease	(30,680)	(134,497)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	97,506	139,292
Issued to shareholders electing to receive payments of distributions in Fund shares	9,383	19,603
Redemptions	(85,314)	(273,148)

Net increase (decrease)	21,575	(114,253)

	Six Months Ended
	February 29, 2012	Year Ended
Class I	(Unaudited)	August 31, 2011

Sales	54,181	16,541
Issued to shareholders electing to receive payments of distributions in Fund shares	669	145
Redemptions	(8,951)	(4,669)

Net increase	45,899	12,017

Virginia Fund
	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	467,409	511,170
Issued to shareholders electing to receive payments of distributions in Fund shares	160,245	333,569
Redemptions	(811,783)	(2,828,048)
Exchange from Class B shares	60,031	229,351

Net decrease	(124,098)	(1,753,958)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	11,749	22,792
Issued to shareholders electing to receive payments of distributions in Fund shares	6,407	16,363
Redemptions	(19,874)	(101,267)
Exchange to Class A shares	(54,233)	(207,133)

Net decrease	(55,951)	(269,245)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	61,726	240,878
Issued to shareholders electing to receive payments of distributions in Fund shares	14,852	32,276
Redemptions	(127,445)	(619,488)

Net decrease	(50,867)	(346,334)

	Six Months Ended
	February 29, 2012	Year Ended
Class I	(Unaudited)	August 31, 2011

Sales	392,975	580,836
Issued to shareholders electing to receive payments of distributions in Fund shares	4,626	6,050
Redemptions	(263,331)	(479,730)

Net increase	134,270	107,156

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at February 29, 2012, as determined on a federal income tax basis, were as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Aggregate cost	$47,432,880	$61,438,054	$59,620,688	$47,957,533	$70,969,592	$77,495,627

Gross unrealized appreciation	$5,070,583	$4,825,427	$6,656,988	$4,255,093	$5,932,558	$8,316,095
Gross unrealized depreciation	(41,878)	(314,133)	(453,696)	(313,328)	(1,083,020)	(508,558)

Net unrealized appreciation	$5,028,705	$4,511,294	$6,203,292	$3,941,765	$4,849,538	$7,807,537

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Aggregate cost	$101,625,675	$123,445,602	$124,983,937	$45,271,923	$99,827,294

Gross unrealized appreciation	$13,085,260	$20,195,814	$16,489,877	$4,553,397	$12,739,480
Gross unrealized depreciation	(69,962)	(2,455,314)	(183,167)	(900,820)	(1,145,031)

Net unrealized appreciation	$13,015,298	$17,740,500	$16,306,710	$3,652,577	$11,594,449

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended February 29, 2012.

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

10 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at February 29, 2012 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Fund	Month/Year	Contracts	Position	Cost	Value	Depreciation

Alabama	6/12	2 U.S. 10-Year Treasury Note	Short	$(260,684)	$(261,906)	$(1,222)
	6/12	24 U.S. 30-Year Treasury Bond	Short	(3,379,645)	(3,399,750)	(20,105)

Arkansas	6/12	75 U.S. 30-Year Treasury Bond	Short	$(10,561,391)	$(10,624,219)	$(62,828)

Georgia	6/12	115 U.S. 30-Year Treasury Bond	Short	$(16,194,133)	$(16,290,469)	$(96,336)

Kentucky	6/12	65 U.S. 30-Year Treasury Bond	Short	$(9,153,206)	$(9,207,657)	$(54,451)

Maryland	6/12	27 U.S. 30-Year Treasury Bond	Short	$(3,802,101)	$(3,824,719)	$(22,618)

Missouri	6/12	39 U.S. 10-Year Treasury Note	Short	$(5,083,335)	$(5,107,172)	$(23,837)
	6/12	9 U.S. 30-Year Treasury Bond	Short	(1,267,367)	(1,274,906)	(7,539)

North Carolina	6/12	160 U.S. 30-Year Treasury Bond	Short	$(22,530,968)	$(22,665,000)	$(134,032)

Oregon	6/12	210 U.S. 30-Year Treasury Bond	Short	$(29,571,895)	$(29,747,813)	$(175,918)

South Carolina	6/12	270 U.S. 30-Year Treasury Bond	Short	$(38,021,008)	$(38,247,188)	$(226,180)

Tennessee	6/12	70 U.S. 30-Year Treasury Bond	Short	$(9,857,298)	$(9,915,937)	$(58,639)

Virginia	6/12	245 U.S. 30-Year Treasury Bond	Short	$(34,500,544)	$(34,705,781)	$(205,237)

At February 29, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Funds enter into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at February 29, 2012 were as follows:

	Alabama		Arkansas		Georgia		Kentucky		Maryland		Missouri
	Fund		Fund		Fund		Fund		Fund		Fund

Liability Derivative:
Futures Contracts	$(21,327	)(1)	$(62,828	)(1)	$(96,336	)(1)	$(54,451	)(1)	$(22,618	)(1)	$(31,376	)(1)

Total	$(21,327)		$(62,828)		$(96,336)		$(54,451)		$(22,618)		$(31,376)

	North Carolina		Oregon		South Carolina		Tennessee		Virginia
	Fund		Fund		Fund		Fund		Fund

Liability Derivative:
Futures Contracts	$(134,032	)(1)	$(175,918	)(1)	$(226,180	)(1)	$(58,639	)(1)	$(205,237	)(1)

Total	$(134,032)		$(175,918)		$(226,180)		$(58,639)		$(205,237)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended February 29, 2012 was as follows:

	Alabama		Arkansas		Georgia		Kentucky		Maryland		Missouri
	Fund		Fund		Fund		Fund		Fund		Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(231,276	)(1)	$(403,301	)(1)	$(861,212	)(1)	$(424,866	)(1)	$(87,279	)(2)	$(323,138	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(19,433	)(3)	$(207,684	)(3)	$(102,337	)(3)	$(100,676	)(3)	$(24,030	)(4)	$(32,478	)(3)

	North Carolina		Oregon		South Carolina		Tennessee		Virginia
	Fund		Fund		Fund		Fund		Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(879,308	)(2)	$(1,113,201	)(2)	$(1,306,638	)(2)	$(542,702	)(1)	$(1,757,105	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(81,552	)(4)	$(110,612	)(4)	$(153,108	)(4)	$(59,967	)(3)	$(113,236	)(3)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(3)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended February 29, 2012, which are indicative of the volume of these derivative types, were approximately as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Average Notional Amount:
Futures Contracts	$2,643,000	$6,786,000	$11,071,000	$5,357,000	$3,900,000	$5,086,000
Interest Rate Swaps	$257,000	$786,000	$1,143,000	$857,000	$—	$521,000

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Average Notional Amount:
Futures Contracts	$16,000,000	$21,000,000	$27,000,000	$7,000,000	$24,500,000
Interest Rate Swaps	$—	$—	$—	$714,000	$707,000

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Alabama Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$54,171,585	$—	$54,171,585

Total Investments	$—	$54,171,585	$—	$54,171,585

Liability Description

Futures Contracts	$(21,327)	$—	$—	$(21,327)

Total	$(21,327)	$—	$—	$(21,327)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

Alabama Fund
Asset Description	Level 1	Level 2	Level 3	Total

Arkansas Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$66,549,348	$—	$66,549,348

Total Investments	$—	$66,549,348	$—	$66,549,348

Liability Description

Futures Contracts	$(62,828)	$—	$—	$(62,828)

Total	$(62,828)	$—	$—	$(62,828)

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$70,088,980	$—	$70,088,980

Total Investments	$—	$70,088,980	$—	$70,088,980

Liability Description

Futures Contracts	$(96,336)	$—	$—	$(96,336)

Total	$(96,336)	$—	$—	$(96,336)

Kentucky Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$51,899,298	$—	$51,899,298

Total Investments	$—	$51,899,298	$—	$51,899,298

Liability Description

Futures Contracts	$(54,451)	$—	$—	$(54,451)

Total	$(54,451)	$—	$—	$(54,451)

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$79,629,130	$—	$79,629,130

Total Investments	$—	$79,629,130	$—	$79,629,130

Liability Description

Futures Contracts	$(22,618)	$—	$—	$(22,618)

Total	$(22,618)	$—	$—	$(22,618)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$87,183,164	$—	$87,183,164

Total Investments	$—	$87,183,164	$—	$87,183,164

Liability Description

Futures Contracts	$(31,376)	$—	$—	$(31,376)

Total	$(31,376)	$—	$—	$(31,376)

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$124,575,973	$—	$124,575,973

Total Investments	$—	$124,575,973	$—	$124,575,973

Liability Description

Futures Contracts	$(134,032)	$—	$—	$(134,032)

Total	$(134,032)	$—	$—	$(134,032)

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$158,556,102	$—	$158,556,102

Total Investments	$—	$158,556,102	$—	$158,556,102

Liability Description

Futures Contracts	$(175,918)	$—	$—	$(175,918)

Total	$(175,918)	$—	$—	$(175,918)

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$154,180,647	$—	$154,180,647

Total Investments	$—	$154,180,647	$—	$154,180,647

Liability Description

Futures Contracts	$(226,180)	$—	$—	$(226,180)

Total	$(226,180)	$—	$—	$(226,180)

Eaton Vance
Municipal Income Funds

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

Tennessee Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$49,204,500	$—	$49,204,500

Total Investments	$—	$49,204,500	$—	$49,204,500

Liability Description

Futures Contracts	$(58,639)	$—	$—	$(58,639)

Total	$(58,639)	$—	$—	$(58,639)

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$116,271,743	$—	$116,271,743

Total Investments	$—	$116,271,743	$—	$116,271,743

Liability Description

Futures Contracts	$(205,237)	$—	$—	$(205,237)

Total	$(205,237)	$—	$—	$(205,237)

The Funds held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Municipal Income Funds

February 29, 2012

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Thomas M. Metzold President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Municipal Income Funds

February 29, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445-4/12	12MUNI1/1SRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold President

Date:	April 10, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	April 10, 2012

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	April 10, 2012